                                                  ------------------------------
                                                           OMB APPROVAL
                                                  ------------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    October 30, 2006
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                                                  hours per response.......19.3
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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-8644
                                  ---------------------------------------------

    Variable Insurance Funds
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

    3435 Stelzer Road, Columbus, OH                           43219
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

    BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  614-470-8000
                                                   ----------------------------

Date of fiscal year end:   12/31/04
                        --------------------------
Date of reporting period:   06/30/04
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

AMSOUTH
     VALUE FUND

PORTFOLIO MANAGERS

     BRIAN B. SULLIVAN, CFA
     SR. VICE PRESIDENT

     AMSOUTH ASSET MANAGEMENT, INC.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT www.amsouthfunds.com

Q.   HOW DID THE FUND PERFORM?

For the six months ended June 30, 2004, the AmSouth Value Fund (Variable Annuity) provided a total return of 3.15%. The total return for the Fund's benchmark, the S&P 500 Index ("the index"),(1) was 3.44%.

Q.   HOW DID MARKET EVENTS INFLUENCE THE FUND'S PERFORMANCE?

With the economy continuing to grow, investors favored the economically sensitive areas of the market. In particular, the energy, consumer staples and industrials sectors performed well. Nine out of the index's 10 industry sectors posted positive results. Only the consumer discretionary area showed a negative return for the market as a whole. The market continued to favor smaller-sized companies within each capitalization range. This sentiment was a slight drag on the Fund's relative performance, as we tend to favor the larger companies in our universe.

Q.   WHAT WERE YOUR KEY STRATEGIES DURING THE PERIOD?

We continued to invest in inexpensively priced stocks of profitable companies that have a history of growing their sales faster than the market as a whole. Overall, our portfolio had a higher dividend yield than the index and a lower price/earnings ratio.

The Fund had slight underweights in the telecommunications and industrials sectors, which had a negative influence on performance. Nevertheless, our stock selections in these areas were positive influences. We also overweighted the technology sector, which underperformed for the six-month period. In addition, our exposure to the semiconductor industry hurt overall performance, as semiconductor stocks lagged during the period.

Q.   WHAT WERE THE FUND'S TOP HOLDINGS?

As of June 30, 2004, the Fund's top five holdings included Citigroup Inc., 4.38% of the Fund's assets; Bank of America Corp., 3.81%; CIT Group Inc., 3.74%; Washington Mutual Inc., 3.62%; and BellSouth Corp., 3.30%.(2)

Q.   HOW DO YOU PLAN ON POSITIONING THE FUND FOR THE MONTHS AHEAD?

Overall, we believe the market is somewhat undervalued, which may lead to continued positive returns for stocks. We are considering moving to an underweighted position in the energy sector, due to the current high price of oil probably being unsustainably high. Many energy companies have made extraordinary profits from high oil prices, and we believe it may be time to take our profits in these stocks. We also have a favorable outlook toward industrial stocks. The significant amount of cash on corporate balance sheets likely will go toward producing goods, which bodes well for the industrials sector.

(1) THE PERFORMANCE OF THE AMSOUTH VALUE FUND IS MEASURED AGAINST THE S&P 500 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A PORTFOLIO, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(2) THE FUND'S PORTFOLIO IS CURRENT TO JUNE 30, 2004. THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

AMSOUTH VALUE FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                       SECURITY
  SHARES                              DESCRIPTION                               VALUE
----------   ------------------------------------------------------------   --------------
COMMON STOCKS -- 99.7%
             AEROSPACE/DEFENSE -- 3.1%
     5,169   Lockheed Martin Corp.                                          $      269,202
    25,797   Raytheon Co.                                                          922,758
     6,481   United Technologies Corp.                                             592,882
                                                                            --------------
                                                                                 1,784,842
                                                                            --------------
             APPAREL -- 2.7%
     6,540   Liz Claiborne, Inc.                                                   235,309
    13,335   Nike, Inc., Class B                                                 1,010,127
     6,136   V.F. Corp.                                                            298,823
                                                                            --------------
                                                                                 1,544,259
                                                                            --------------
             BANKING -- 5.5%
    25,767   Bank of America Corp.                                               2,180,403
     4,640   SunTrust Banks, Inc.                                                  301,554
    15,000   Wachovia Corp.                                                        667,500
                                                                            --------------
                                                                                 3,149,457
                                                                            --------------
             CHEMICALS: SPECIALTY -- 0.6%
     9,007   Dow Chemical Co.                                                      366,585
                                                                            --------------
             COMPUTER HARDWARE -- 3.8%
    78,790   Hewlett-Packard Co.                                                 1,662,469
     5,887   IBM Corp.                                                             518,939
                                                                            --------------
                                                                                 2,181,408
                                                                            --------------
             COMPUTER SOFTWARE & SERVICES -- 2.5%
    22,354   Computer Associates International, Inc.                               627,253
    69,000   EMC Corp. (b)                                                         786,600
                                                                            --------------
                                                                                 1,413,853
                                                                            --------------
             COSMETICS/TOILETRIES -- 2.2%
    22,000   Colgate-Palmolive Co.                                               1,285,900
                                                                            --------------
             DIVERSIFIED MANUFACTURING -- 4.0%
    15,223   Honeywell International, Inc.                                         557,618
     2,743   Illinois Tool Works, Inc.                                             263,026
    43,971   Tyco International, Ltd.                                            1,457,200
                                                                            --------------
                                                                                 2,277,844
                                                                            --------------
             ENTERTAINMENT -- 1.8%
    21,442   Carnival Corp.                                                      1,007,774
                                                                            --------------
             FINANCIAL SERVICES -- 18.2%
    11,000   Capital One Financial Corp.                                           752,180
    55,889   CIT Group, Inc.                                                     2,139,990
    53,865   Citigroup, Inc.                                                     2,504,723
    13,858   Freddie Mac                                                           877,211
     6,156   Goldman Sachs Group, Inc.                                             579,649
    25,025   J.P. Morgan Chase & Co.                                               970,219
    10,000   Prudential Financial, Inc.                                            464,700
    53,627   Washington Mutual, Inc.                                             2,072,147
                                                                            --------------
                                                                                10,360,819
                                                                            --------------
             FOREST & PAPER PRODUCTS -- 1.1%
     6,070   International Paper Co.                                               271,329
    12,945   MeadWestvaco Corp.                                                    380,454
                                                                            --------------
                                                                                   651,783
                                                                            --------------
             INSURANCE -- 11.2%
    16,506   ACE Ltd.                                                       $      697,874
    32,034   AFLAC, Inc.                                                         1,307,308
    20,000   American International Group, Inc.                                  1,425,600
    28,514   MetLife, Inc.                                                       1,022,227
    35,713   St. Paul Cos., Inc.                                                 1,447,804
     6,400   XL Capital, Ltd.                                                      482,944
                                                                            --------------
                                                                                 6,383,757
                                                                            --------------
             MACHINERY & EQUIPMENT -- 1.2%
    10,645   Black & Decker Corp.                                                  661,374
                                                                            --------------
             MEDICAL PRODUCTS -- 1.0%
    10,950   Becton, Dickinson & Co.                                               567,210
                                                                            --------------
             METALS & MINING -- 2.3%
    40,400   Alcoa, Inc.                                                         1,334,412
                                                                            --------------
             MULTIMEDIA -- 3.7%
    56,385   Time Warner, Inc. (b)                                                 991,248
    31,970   Viacom, Inc., Class B                                               1,141,969
                                                                            --------------
                                                                                 2,133,217
                                                                            --------------
             OIL & GAS EXPLORATION, PRODUCTION, &
             SERVICES -- 10.7%
    11,033   Anadarko Petroleum Corp.                                              646,534
     7,186   Burlington Resources, Inc.                                            259,989
    14,061   ChevronTexaco Corp.                                                 1,323,280
    16,764   ConocoPhillips                                                      1,278,926
    11,000   Devon Energy Corp.                                                    726,000
    26,152   Halliburton Co.                                                       791,360
     7,252   Kerr-McGee Corp.                                                      389,940
    15,000   Occidental Petroleum Corp.                                            726,150
                                                                            --------------
                                                                                 6,142,179
                                                                            --------------
             PHARMACEUTICALS -- 2.9%
    66,975   Bristol-Myers Squibb Co.                                            1,640,888
                                                                            --------------
             REAL ESTATE -- 0.6%
     7,094   Simon Property Group, Inc.                                            364,773
                                                                            --------------
             RESTAURANTS -- 0.4%
     8,754   McDonald's Corp.                                                      227,604
                                                                            --------------
             RETAIL -- 5.8%
    22,586   Costco Wholesale Corp.                                                927,607
    42,531   Home Depot, Inc.                                                    1,497,092
    33,080   Limited Brands                                                        618,596
    14,628   Office Depot, Inc. (b)                                                261,987
                                                                            --------------
                                                                                 3,305,282
                                                                            --------------
             SEMICONDUCTORS -- 1.5%
    34,968   Texas Instruments, Inc.                                               845,526
                                                                            --------------
             TRANSPORTATION & SHIPPING -- 1.5%
    10,418   FedEx Corp.                                                           851,046
                                                                            --------------
             UTILITIES-ELECTRIC & GAS -- 3.8%
    25,021   American Electric Power Co., Inc.                                     800,671
     9,444   Dominion Resources, Inc.                                              595,728
    13,653   Entergy Corp.                                                         764,705
                                                                            --------------
                                                                                 2,161,104
                                                                            --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SECURITY
  SHARES                              DESCRIPTION                               VALUE
----------   ------------------------------------------------------------   --------------
COMMON STOCKS -- (CONTINUED)
             UTILITIES-TELECOMMUNICATIONS -- 7.6%
    71,971   BellSouth Corp.                                                $    1,887,079
    71,204   SBC Communications, Inc.                                            1,726,697
    19,886   Sprint Corp.                                                          349,994
    10,946   Verizon Communications, Inc.                                          396,136
                                                                            --------------
                                                                                 4,359,906
                                                                            --------------
             Total Common Stocks                                                57,002,802
                                                                            --------------
INVESTMENT COMPANIES -- 0.3%
   193,652   First American Treasury Obligations Fund,
             Class A                                                        $      193,652
                                                                            --------------
             Total Investment Companies                                            193,652
                                                                            --------------
             TOTAL (COST $46,491,828) -- 100.0%                             $   57,196,454
                                                                            ==============

----------
Percentages indicated are based on net assets of $57,188,986.
(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows:

           Unrealized appreciation                        $    11,716,263
           Unrealized depreciation                             (1,011,637)
                                                          ---------------
           Net unrealized appreciation                    $    10,704,626
                                                          ===============

(b)  Represents non-income producing security.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMSOUTH VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

ASSETS:
   Investments, at value (cost $46,491,828)                                      $ 57,196,454
   Dividends receivable                                                                47,038
                                                                                 ------------
      Total Assets                                                                 57,243,492
                                                                                 ------------

LIABILITIES:
   Accrued expenses and other payables:
      Investment advisory fees                                                         15,094
      Administration fees                                                                   7
      Shareholder servicing fees                                                       11,699
      Custody fees                                                                        281
      Other                                                                            27,425
                                                                                 ------------
         Total Liabilities                                                             54,506
                                                                                 ------------

NET ASSETS:
      Capital                                                                      66,962,265
      Accumulated net investment income/(loss)                                        (18,933)
      Accumulated net realized gains/(losses) from investment transactions        (20,458,972)
      Unrealized appreciation/depreciation from investments                        10,704,626
                                                                                 ------------
         Net Assets                                                              $ 57,188,986
                                                                                 ============
      Outstanding units of beneficial interest (shares)                             4,618,512
                                                                                 ============
      Net Asset Value                                                            $      12.38
                                                                                 ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME:
   Dividend income                                                               $    563,658
                                                                                 ------------
      Total income                                                                    563,658
                                                                                 ------------

EXPENSES:
      Investment advisory fees                                                        172,558
      Administration fees                                                              57,520
      Shareholder servicing fees                                                       71,899
      Accounting fees                                                                  14,668
      Custodian fees                                                                    1,725
      Transfer agent fees                                                               5,000
      Other fees                                                                       28,919
                                                                                 ------------
         Total expenses before fee reductions/reimbursements                          352,289
      Expenses reduced by Transfer Agent                                                 (686)
                                                                                 ------------
      Net expenses                                                                    351,603
                                                                                 ------------
Net Investment Income/(Loss)                                                          212,055
                                                                                 ------------

REALIZED/UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:
   Net realized gains/(losses) from investment transactions                         1,698,280
   Change in unrealized appreciation/depreciation from investments                   (157,336)
                                                                                 ------------
      Net realized/unrealized gains/(losses) from investments                       1,540,944
                                                                                 ------------
      Change in net assets resulting from operations                             $  1,752,999
                                                                                 ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                   ENDED            YEAR ENDED
                                                                                  JUNE 30,         DECEMBER 31,
                                                                                   2004               2003
                                                                              ---------------    ---------------
                                                                                (UNAUDITED)
OPERATIONS:
   Net investment income/(loss)                                               $       212,055    $       555,008
   Net realized gains/(losses) from investment transactions                         1,698,280         (2,630,277)
   Change in unrealized appreciation/depreciation from investments                   (157,336)        12,051,072
                                                                              ---------------    ---------------
   Change in net assets resulting from operations                                   1,752,999          9,975,803
                                                                              ---------------    ---------------

DIVIDENDS TO SHAREHOLDERS:
   From net investment income                                                        (230,988)          (558,867)
                                                                              ---------------    ---------------
   Change in net assets from dividends to shareholders                               (230,988)          (558,867)
                                                                              ---------------    ---------------

CAPITAL TRANSACTIONS:
   Proceeds from shares issued                                                      2,057,228          3,662,972
   Dividends reinvested                                                               230,988            558,867
   Cost of shares redeemed                                                         (3,119,247)        (5,530,410)
                                                                              ---------------    ---------------
   Change in net assets from capital share transactions                              (831,031)        (1,308,571)
                                                                              ---------------    ---------------
   Change in net assets                                                               690,980          8,108,365

NET ASSETS:
   Beginning of period                                                             56,498,006         48,389,641
                                                                              ---------------    ---------------
   End of period                                                              $    57,188,986    $    56,498,006
                                                                              ===============    ===============

SHARE TRANSACTIONS:
   Issued                                                                             166,473            335,476
   Reinvested                                                                          18,827             53,313
   Redeemed                                                                          (254,361)          (538,460)
                                                                              ---------------    ---------------
   Change in shares                                                                   (69,061)          (149,671)
                                                                              ===============    ===============
   Accumulated Net Investment Income                                          $       (18,933)   $            --
                                                                              ===============    ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH VALUE FUND

FINANCIAL HIGHLIGHTS

   Selected data for a share outstanding throughout the period indicated.

                                       SIX MONTHS
                                         ENDED          YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                        JUNE 30,       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                          2004             2003            2002            2001            2000            1999
                                      ------------     ------------    ------------    ------------    ------------    ------------
                                       (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
   PERIOD                             $      12.05     $      10.00    $      11.63    $      13.25    $      13.89    $      11.26
                                      ------------     ------------    ------------    ------------    ------------    ------------

OPERATIONS:
Net investment income/(loss)                  0.04             0.12            0.07            0.12            0.21            0.15
Net realized/unrealized
  gains/(losses) from investments
  and option contracts                        0.34             2.05           (1.58)          (1.57)          (0.48)           2.64
                                      ------------     ------------    ------------    ------------    ------------    ------------
Total from operations                         0.38             2.17           (1.51)          (1.45)          (0.27)           2.79
                                      ------------     ------------    ------------    ------------    ------------    ------------

DIVIDENDS:
From net investment income                   (0.05)           (0.12)          (0.12)          (0.17)          (0.21)          (0.16)
From net realized gains from
  investment transactions                       --               --              --              --           (0.16)             --
                                      ------------     ------------    ------------    ------------    ------------    ------------
Total from dividends                         (0.05)           (0.12)          (0.12)          (0.17)          (0.37)          (0.16)
                                      ------------     ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF PERIOD        $      12.38     $      12.05    $      10.00    $      11.63    $      13.25    $      13.89
                                      ============     ============    ============    ============    ============    ============
Total Return                                  3.15%(b)        21.89%         (13.06%)        (10.97%)         (2.13%)         25.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)     $     57,189     $     56,498    $     48,390    $     77,450    $     85,525    $     35,554
Ratio of expenses to average net
  assets                                      1.22%(c)         1.25%           1.25%           1.19%           1.18%           1.22%
Ratio of net investment income to
  average net assets                          0.74%(c)         1.13%           0.73%           1.01%           1.49%           1.31%
Ratio of expenses to average net
  assets*                                     1.22%(c)         1.26%           1.31%             --(a)         1.19%           1.37%
Portfolio turnover                           10.54%          122.92%         166.42%         202.92%         167.96%         110.31%

----------

(a)  There were no fee reductions/reimbursements during the period.
(b)  Not annualized.
(c)  Annualized.
  * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH
     SELECT EQUITY FUND

PORTFOLIO MANAGERS

     NEIL WRIGHT,
     JANNA SAMPSON,
     PETER JANKOVSKIS
     OAKBROOK INVESTMENTS, LLC (SUB-ADVISOR)

Equity securities are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT www.amsouthfunds.com

Q.   HOW DID THE FUND PERFORM?

For the six months ended June 30, 2004, the AmSouth Select Equity Fund (Variable Annuity) provided a total return of 4.50%. The total return for the Fund's benchmark, the S&P 500 Index,(1) was 3.44%.

Q.   TO WHAT DO YOU ATTRIBUTE THE FUND'S OUTPERFORMANCE?

We attribute most of the Fund's outperformance to our positioning toward stocks likely to benefit from continued economic growth. In addition, our focus on companies with stable growth characteristics enhanced the Fund's performance. The market continued to favor the smaller-sized stocks within each capitalization range. The average size of the stocks we held was somewhat smaller than the market average, which was another positive influence on the Fund's relative performance.

Q.   WHAT WERE YOUR KEY STRATEGIES, AND HOW DID THEY AFFECT PERFORMANCE?

Throughout the six-month period we continued to focus on stocks perceived as stable and offering predictable earnings growth. Investors rewarded such stocks, particularly in the second half of the period, when the threat of terrorism and higher interest rates weighed heavily on the market. Additionally, we positioned the Fund for economic growth by heavily weighting cyclical stocks. In particular, our consumer discretionary stocks, led by Harley-Davidson, performed well. Industrial stock Briggs and Stratton also was a strong performer during the period, as consumers bought many lawn mowers and boats using Briggs and Stratton engines. Also, our business services stock, Pitney Bowes, delivered a strong performance.

We focused our cyclical exposure toward late-cycle cyclicals, some of which have responded well to economic growth, and others that still have yet to shine. For example, our holdings in newspaper companies have not yet rebounded. These companies still haven't seen the increase in advertising we anticipated this year. Nevertheless, we remain hopeful that ad revenue will pick up in the second half of the year, due to advertising generated by the Olympics and the presidential election.

In another late-cycle move, we increased the Fund's weighting in the payroll processing stock, Automatic Data Processing. Job growth has been late to pick up in this economic recovery, and we expect ADP to benefit from potentially stronger job growth ahead.

Q.   WHAT WERE THE FUND'S LARGEST HOLDINGS?

As of June 30, 2004, the Fund's five largest holdings were Pitney Bowes, 6.9% of the portfolio's assets; Home Depot, 6.77%; Waste Management 6.62%; McDonald's 6.60% and Automatic Data Processing, 6.53%.(2)

Q.   WHAT IS YOUR OUTLOOK FOR THE STOCK MARKET?

We expect economic growth to continue in the face of slow, measured increases in interest rates. We believe the stock market will get used to such an interest rate environment, once it realizes that slowly increasing interest rates shouldn't be harmful to stock market growth. Continued strength in the economy should support further gains in corporate earnings. Unfortunately, the threat of terrorism is here to stay, which may add some short-term volatility to the stock market.

(1) THE PERFORMANCE OF THE AMSOUTH SELECT EQUITY FUND IS MEASURED AGAINST THE S&P 500 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A PORTFOLIO, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(2) THE FUND'S PORTFOLIO IS CURRENT TO JUNE 30, 2004. THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

AMSOUTH SELECT EQUITY FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                       SECURITY
  SHARES                              DESCRIPTION                               VALUE
----------   ------------------------------------------------------------   --------------
COMMON STOCKS -- (98.8%)
             CONSUMER DISCRETIONARY -- (36.5%)
    44,100   Gannett Co., Inc.                                              $    3,741,885
    52,000   Harley-Davidson, Inc.                                               3,220,880
   121,500   Home Depot, Inc.                                                    4,276,800
   160,500   McDonald's Corp.                                                    4,173,000
    48,700   Snap-on, Inc.                                                       1,633,885
    63,700   Tribune Co.                                                         2,900,898
   118,600   Walt Disney Co.                                                     3,023,114
                                                                            --------------
                                                                                22,970,462
                                                                            --------------
             CONSUMER STAPLES -- (26.8%)
    63,800   General Mills, Inc.                                                 3,032,414
    49,800   Gillette Co.                                                        2,111,520
    78,700   H.J. Heinz Co.                                                      3,085,040
    38,438   J.M. Smucker Co.                                                    1,764,689
    62,300   Kimberly-Clark Corp.                                                4,104,324
    79,100   SYSCO Corp.                                                         2,837,317
                                                                            --------------
                                                                                16,935,304
                                                                            --------------
             HEALTH CARE -- (3.1%)
    57,700   Pfizer, Inc.                                                        1,977,956
                                                                            --------------
             INDUSTRIALS -- (28.1%)
   155,700   American Power Conversion Corp.                                     3,059,505
    98,600   Automatic Data Processing, Inc.                                     4,129,368
    22,700   Briggs & Stratton Corp.                                             2,005,545
    98,600   Pitney Bowes, Inc.                                                  4,363,050
   136,500   Waste Management, Inc.                                              4,183,725
                                                                            --------------
                                                                                17,741,193
                                                                            --------------
             MATERIALS -- (4.3%)
    72,400   International Flavors & Fragrances, Inc.                       $    2,707,760
                                                                            --------------
             Total Common Stocks                                                62,332,675
                                                                            --------------
INVESTMENT COMPANIES -- (1.2%)
   777,097   BNY Hamilton Money Fund                                               777,097
     1,504   BNY Hamilton Treasury Money Fund                                        1,504
                                                                            --------------
             Total Investment Companies                                            778,601
                                                                            --------------
             TOTAL (COST $54,164,054)(a)--100.0%                            $   63,111,276
                                                                            ==============

----------
Percentages indicated are based on net assets of $63,152,839.
(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

           Unrealized appreciation                        $     9,994,985
           Unrealized depreciation                             (1,047,763)
                                                          ---------------
           Net unrealized appreciation                    $     8,947,222
                                                          ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMSOUTH SELECT EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

ASSETS:
   Investments, at value (cost $54,164,054)                                      $ 63,111,276
   Dividends receivable                                                                94,552
                                                                                 ------------
         Total Assets                                                              63,205,828
                                                                                 ------------

LIABILITIES:
   Accrued expenses and other payables:
      Investment advisory fees                                                         17,370
      Administration fees                                                                  15
      Shareholder servicing fees                                                       12,774
      Custody fees                                                                        307
      Other                                                                            22,523
                                                                                 ------------
         Total Liabilities                                                             52,989
                                                                                 ------------

NET ASSETS:
      Capital                                                                      54,063,697
      Accumulated net investment income/(loss)                                         16,273
      Accumulated net realized gains/(losses) from investment transactions            125,647
      Unrealized appreciation/depreciation from investments                         8,947,222
                                                                                 ------------
         Net Assets                                                              $ 63,152,839
                                                                                 ============
      Outstanding units of beneficial interest (shares)                             5,351,084
                                                                                 ============
      Net Asset Value                                                            $      11.80
                                                                                 ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME:
   Dividend income                                                               $    468,147
                                                                                 ------------
      Total income                                                                    468,147
                                                                                 ------------

EXPENSES:
   Investment advisory fees                                                           230,317
   Administration fees                                                                 57,579
   Shareholder servicing fees                                                          71,974
   Accounting fees                                                                     12,865
   Custodian fees                                                                       1,727
   Transfer agent fees                                                                  5,000
   Other fees                                                                          27,819
                                                                                 ------------
      Total expenses before fee reductions/reimbursements                             407,281
   Expenses reduced/reimbursed by Investment Advisor                                  (23,032)
   Expenses reduced by Administrator                                                  (28,789)
   Expenses reduced by Transfer Agent                                                    (682)
                                                                                 ------------
   Net expenses                                                                       354,778
                                                                                 ------------
Net Investment Income/(Loss)                                                          113,369
                                                                                 ------------

REALIZED/UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:
   Net realized gains/(losses) from investment transactions                           250,903
   Change in unrealized appreciation/depreciation from investments                  2,098,134
                                                                                 ------------
      Net realized/unrealized gains/(losses) from investments                       2,349,037
                                                                                 ------------
      Change in net assets resulting from operations                             $  2,462,406
                                                                                 ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                   ENDED            YEAR ENDED
                                                                                  JUNE 30,         DECEMBER 31,
                                                                                   2004               2003
                                                                              ---------------    ---------------
                                                                                (UNAUDITED)
OPERATIONS:
   Net investment income/(loss)                                               $       113,369    $       225,995
   Net realized gains/(losses) from investment transactions and futures               250,903             (1,373)
   Change in unrealized appreciation/depreciation from investments                  2,098,134          9,051,567
                                                                              ---------------    ---------------
   Change in net assets resulting from operations                                   2,462,406          9,276,189
                                                                              ---------------    ---------------

DIVIDENDS TO SHAREHOLDERS:
   From net investment income                                                         (99,112)          (225,161)
   From net realized gains from investment transactions                                    --           (990,732)
                                                                              ---------------    ---------------
   Change in net assets from dividends to shareholders                                (99,112)        (1,215,893)
                                                                              ---------------    ---------------

CAPITAL TRANSACTIONS:
   Proceeds from shares issued                                                     10,024,757         14,864,612
   Dividends reinvested                                                                99,112          1,215,891
   Cost of shares redeemed                                                           (865,376)        (2,120,542)
                                                                              ---------------    ---------------
   Change in net assets from capital share transactions                             9,258,493         13,959,961
                                                                              ---------------    ---------------
   Change in net assets                                                            11,621,787         22,020,257

NET ASSETS:
   Beginning of period                                                             51,531,052         29,510,795
                                                                              ---------------    ---------------
   End of period                                                              $    63,152,839    $    51,531,052
                                                                              ===============    ===============

SHARE TRANSACTIONS:
   Issued                                                                             859,110          1,471,513
   Reinvested                                                                           8,405            118,892
   Redeemed                                                                           (74,008)          (229,572)
                                                                              ---------------    ---------------
   Change in shares                                                                   793,507          1,360,833
                                                                              ===============    ===============
   Accumulated Net Investment Income                                          $        16,273    $         2,016
                                                                              ===============    ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH SELECT EQUITY FUND

FINANCIAL HIGHLIGHTS

   Selected data for a share outstanding throughout the period indicated.

                                  SIX MONTHS
                                    ENDED          YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                   JUNE 30,       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                     2004             2003            2002            2001            2000            1999
                                 ------------     ------------    ------------    ------------    ------------    ------------
                                  (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
   PERIOD                        $      11.31     $       9.23     $      10.15     $       9.42    $       8.51   $      10.00
                                 ------------     ------------     ------------     ------------    ------------   ------------

OPERATIONS:
Net investment income/(loss)             0.02             0.06             0.06             0.04            0.08           0.04
Net realized/unrealized
   gains/(losses) from
   investments and futures               0.49             2.33            (0.92)            0.73            0.92          (1.49)
                                 ------------     ------------     ------------     ------------    ------------   ------------
Total from operations                    0.51             2.39            (0.86)            0.77            1.00          (1.45)
                                 ------------     ------------     ------------     ------------    ------------   ------------

DIVIDENDS:
From net investment income              (0.02)           (0.06)           (0.06)           (0.04)          (0.07)         (0.04)
From net realized gains from
   investment transactions                 --            (0.25)              --               --           (0.01)            --
From tax return of capital                 --               --               --               --           (0.01)            --
                                 ------------     ------------     ------------     ------------    ------------   ------------
Total from dividends                    (0.02)           (0.31)           (0.06)           (0.04)          (0.09)         (0.04)
                                 ------------     ------------     ------------     ------------    ------------   ------------
NET ASSET VALUE, END OF PERIOD   $      11.80     $      11.31     $       9.23     $      10.15    $       9.42   $       8.51
                                 ============     ============     ============     ============    ============   ============
Total Return                             4.50%(b)        26.24%           (8.43%)           8.26%          11.96%        (14.51%)(b)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
   (000)                         $     63,153     $     51,531     $     29,511     $     19,297    $      4,873   $      2,881
Ratio of expenses to average
   net assets                            1.23%(c)         1.25%            1.25%            1.25%           1.24%          1.23%(c)
Ratio of net investment income
   to average net assets                 0.39%(c)         0.61%            0.71%            0.52%           0.94%          0.69%(c)
Ratio of expenses to average
   net assets*                           1.41%(c)         1.45%            1.56%            1.63%           3.07%          3.50%(c)
Portfolio turnover                       1.93%           15.83%           32.36%           16.43%          43.80%         18.21%

----------
(a) For the period from May 3, 1999 (commencement of operations) through December 31, 1999.
(b)  Not annualized.
(c)  Annualized.
  * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH
   CAPITAL GROWTH FUND

PORTFOLIO MANAGERS

   JOHN MARK MCKENZIE
   SR. VICE PRESIDENT

   AMSOUTH ASSET MANAGEMENT, INC.

Equity securities are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT www.amsouthfunds.com

Q.   HOW DID THE FUND PERFORM?

For the six months ended June 30, 2004, the AmSouth Capital Growth Fund (Variable Annuity) provided a total return of 1.01%. The total return for the Fund's benchmark, the S&P 500/Barra Growth Index ("the benchmark"),(1) was 2.72%.

Q.   WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

Interest rates remained low and homeowners continued to refinance their mortgages. Lower income tax rates added to household income as well. Consumers continued to spend and companies began to reap the rewards of prior efforts to reduce expenses. Reports of higher earnings and profit margins fueled good investment performance in consumer related sectors but our underweighted allocation in these areas hurt our performance relative to the benchmark.

Q.   WHAT WERE YOUR KEY STRATEGIES DURING THE PERIOD?

We continued to maintain positions in areas that should benefit from a growing economy, including companies in the health care, consumer discretionary and information technology industries. We upgraded the earnings quality of the Fund by reducing and consolidating the number of holdings in the portfolio. We also continued to focus on stocks with potentially higher growth rates, resulting in heavy portfolio exposure to the technology and health care sectors. Nevertheless, both of these areas remained volatile throughout the period. In technology, the major short-term risk has been capital spending restraint in the hardware and software areas. In the health care sector, companies have struggled with political and regulatory risks.

Q.   WHAT WERE THE FUND'S TOP HOLDINGS?

As of June 30, 2004, the Fund's top five holdings included General Electric, at 4.0% of the Fund's assets; Pfizer, 3.7%; Microsoft, 3.5%; Cisco Systems, 3.1%; and Johnson & Johnson, 3.0%.(2)

Q.   WHAT IS YOUR OUTLOOK FOR THE STOCK MARKET?

We believe the rate of economic growth may slow from the numbers generated in the first half of the year. Corporate earnings reports have been positive, but higher costs associated with rising energy prices and inventory rebuilding may make company earnings less robust in the second half of 2004. Stronger employment growth should help consumers continue to support the economy and may add to corporate profit margins. We anticipate further emphasis on the information technology, health care and consumer sectors of the market.

(1) THE PERFORMANCE OF THE AMSOUTH CAPITAL GROWTH FUND IS MEASURED AGAINST THE S&P 500/BARRA GROWTH INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF LARGE-CAP GROWTH STOCKS AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A PORTFOLIO, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(2) THE FUND'S PORTFOLIO IS CURRENT TO JUNE 30, 2004. THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

AMSOUTH CAPITAL GROWTH FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                       SECURITY
  SHARES                              DESCRIPTION                               VALUE
----------   ------------------------------------------------------------   --------------
COMMON STOCKS -- 92.8%
             AEROSPACE/DEFENSE -- 2.2%
       700   General Dynamics Corp.                                         $       69,510
     2,500   United Technologies Corp.                                             228,700
                                                                            --------------
                                                                                   298,210
                                                                            --------------
             APPAREL -- 1.0%
     1,750   Nike, Inc., Class B                                                   132,563
                                                                            --------------
             BEVERAGES -- 3.1%
     2,500   Coca-Cola Co.                                                         126,200
     5,400   PepsiCo, Inc.                                                         290,952
                                                                            --------------
                                                                                   417,152
                                                                            --------------
             BUSINESS EQUIPMENT & SERVICES -- 1.5%
     1,500   Cintas Corp.                                                           71,505
     3,900   Paychex, Inc.                                                         132,132
                                                                            --------------
                                                                                   203,637
                                                                            --------------
             COMPUTER HARDWARE -- 4.8%
     7,900   Dell, Inc. (b)                                                        282,978
     3,500   IBM Corp.                                                             308,525
     2,200   Network Appliance, Inc. (b)                                            47,366
                                                                            --------------
                                                                                   638,869
                                                                            --------------
             COMPUTER SOFTWARE & SERVICES -- 13.8%
     2,200   Apollo Group, Inc., Class A (b)                                       194,238
     2,000   Automatic Data Processing, Inc.                                        83,760
    17,300   Cisco Systems, Inc. (b)                                               410,010
     1,300   Electronic Arts, Inc. (b)                                              70,915
     8,000   EMC Corp. (b)                                                          91,200
     3,500   First Data Corp.                                                      155,820
     1,100   Mercury Interactive Corp. (b)                                          54,813
    16,500   Microsoft Corp.                                                       471,239
    13,000   Oracle Corp. (b)                                                      155,090
     1,900   Symantec Corp. (b)                                                     83,182
     3,200   Veritas Software Corp. (b)                                             88,640
                                                                            --------------
                                                                                 1,858,907
                                                                            --------------
             CONSUMER GOODS -- 2.5%
     1,700   Altria Group, Inc.                                                     85,085
     4,600   Procter & Gamble Co.                                                  250,424
                                                                            --------------
                                                                                   335,509
                                                                            --------------
             COSMETICS/TOILETRIES -- 1.5%
     2,250   Alberto-Culver Co., Class B                                           112,815
     1,500   Colgate-Palmolive Co.                                                  87,675
                                                                            --------------
                                                                                   200,490
                                                                            --------------
             DIVERSIFIED MANUFACTURING -- 7.8%
     2,200   3M Co.                                                                198,022
     3,400   American Power Conversion Corp.                                        66,810
    16,600   General Electric Co.                                                  537,840
     1,400   Illinois Tool Works, Inc.                                             134,246
     3,200   Tyco International, Ltd.                                              106,048
                                                                            --------------
                                                                                 1,042,966
                                                                            --------------

             E-COMMERCE AND SERVICES -- 1.7%
     1,100   eBay, Inc. (b)                                                 $      101,145
     3,400   Yahoo!, Inc. (b)                                                      123,522
                                                                            --------------
                                                                                   224,667
                                                                            --------------
             ELECTRONIC COMPONENTS -- 1.3%
     1,500   Altera Corp. (b)                                                       33,330
     3,300   Flextronics International, Ltd. (b)                                    52,635
     1,600   Johnson Controls, Inc.                                                 85,408
                                                                            --------------
                                                                                   171,373
                                                                            --------------
             ENTERTAINMENT -- 0.7%
     3,600   Walt Disney Co.                                                        91,764
                                                                            --------------
             FINANCIAL SERVICES -- 5.6%
     3,900   American Express Co.                                                  200,382
     5,400   Citigroup, Inc.                                                       251,100
     1,500   Fifth Third Bancorp                                                    80,670
     1,200   Goldman Sachs Group, Inc.                                             112,992
     1,800   Wells Fargo & Co.                                                     103,014
                                                                            --------------
                                                                                   748,158
                                                                            --------------
             FOOD DISTRIBUTORS & WHOLESALERS -- 1.8%
     6,700   Sysco Corp.                                                           240,329
                                                                            --------------
             HEALTH CARE -- 5.1%
     1,900   Cardinal Health, Inc.                                                 133,095
     7,100   Johnson & Johnson                                                     395,470
     2,400   UnitedHealth Group, Inc.                                              149,400
                                                                            --------------
                                                                                   677,965
                                                                            --------------
             HEALTH CARE -- DRUGS -- 1.6%
     3,900   Amgen, Inc. (b)                                                       212,823
                                                                            --------------
             INSURANCE -- 1.4%
     1,700   AFLAC, Inc.                                                            69,377
     1,700   American International Group, Inc.                                    121,176
                                                                            --------------
                                                                                   190,553
                                                                            --------------
             MEDICAL EQUIPMENT & SUPPLIES -- 3.9%
     1,000   Guidant Corp.                                                          55,880
     4,400   Medtronic, Inc.                                                       214,368
     4,600   Stryker Corp.                                                         253,000
                                                                            --------------
                                                                                   523,248
                                                                            --------------
             OIL & GAS EXPLORATION, PRODUCTION, &
             SERVICES -- 1.4%
     3,000   Schlumberger Ltd.                                                     190,530
                                                                            --------------
             PHARMACEUTICALS -- 10.1%
     3,800   Abbott Laboratories                                                   154,888
     2,700   Barr Laboratories, Inc. (b)                                            90,990
     1,600   Eli Lilly & Co.                                                       111,856
     1,800   Forest Laboratories, Inc. (b)                                         101,934
     2,400   Genentech, Inc. (b)                                                   134,880
     2,400   Merck & Co., Inc.                                                     114,000
    14,600   Pfizer, Inc.                                                          500,488
     3,800   Wyeth                                                                 137,408
                                                                            --------------
                                                                                 1,346,444
                                                                            --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SECURITY
  SHARES                              DESCRIPTION                               VALUE
----------   ------------------------------------------------------------   --------------
COMMON STOCKS -- (CONTINUED)
             RETAIL -- 10.8%
     1,600   Bed Bath & Beyond, Inc. (b)                                    $       61,520
     2,650   Best Buy Co., Inc.                                                    134,461
     2,800   Chico's FAS, Inc. (b)                                                 126,448
     1,500   Kohl's Corp. (b)                                                       63,420
     2,700   Lowe's Cos., Inc.                                                     141,885
     3,000   Staples, Inc.                                                          87,930
     3,000   Starbucks Corp. (b)                                                   130,440
     4,900   Target Corp.                                                          208,103
     7,400   Wal-Mart Stores, Inc.                                                 390,424
     2,900   Walgreen Co.                                                          105,009
                                                                            --------------
                                                                                 1,449,640
                                                                            --------------
             SEMICONDUCTORS -- 6.5%
     9,300   Applied Materials, Inc. (b)                                           182,466
    14,100   Intel Corp.                                                           389,160
     3,700   Linear Technology Corp.                                               146,039
     6,100   Texas Instruments, Inc.                                               147,498
                                                                            --------------
                                                                                   865,163
                                                                            --------------
             TELECOMMUNICATIONS -- 1.0%
     4,800   Nextel Communications, Inc., Class A (b)                              127,968
                                                                            --------------
             TRANSPORTATION & SHIPPING -- 1.7%
     3,100   United Parcel Service, Inc., Class B                                  233,027
                                                                            --------------
             Total Common Stocks                                                12,421,955
                                                                            --------------

INVESTMENT COMPANIES -- 7.2%
   528,374   AIM Liquid Assets Money Market Fund                            $      528,374
    19,180   AIM Prime Money Market Fund                                            19,180
       500   Biotech HOLDRs Trust                                                   73,225
     2,000   S & P Mid-Cap 400 Depositary Receipt                                  222,500
     1,000   S & P Depositary Receipt                                              114,530
                                                                            --------------
             Total Investment Companies                                            957,809
                                                                            --------------
             TOTAL (COST $12,361,607) -- 100.0%                             $   13,379,764
                                                                            ==============

----------
Percentages indicated are based on net assets of $13,382,838.
(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

           Unrealized appreciation                        $     1,380,614
           Unrealized depreciation                               (362,457)
                                                          ---------------
           Net unrealized appreciation                    $     1,018,157
                                                          ===============

(b)  Represents non-income producing security.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMSOUTH CAPITAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

ASSETS:
   Investments, at value (cost $12,361,607)                                      $ 13,379,764
   Cash                                                                                 2,608
   Dividends receivable                                                                11,319
                                                                                 ------------
      Total Assets                                                                 13,393,691
                                                                                 ------------

LIABILITIES:
   Accrued expenses and other payables
      Investment advisory fees                                                          1,530
      Shareholder servicing fees                                                        2,725
      Custody fees                                                                         65
      Other                                                                             6,533
                                                                                 ------------
         Total Liabilities                                                             10,853
                                                                                 ------------

NET ASSETS:
      Capital                                                                      12,866,653
      Accumulated net investment income/(loss)                                            859
      Accumulated net realized gains/(losses) from investment transactions           (502,831)
      Unrealized appreciation/depreciation from investments                         1,018,157
                                                                                 ------------
         Net Assets                                                              $ 13,382,838
                                                                                 ============
      Outstanding units of beneficial interest (shares)                             1,578,608
                                                                                 ============
      Net Asset Value                                                            $       8.48
                                                                                 ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH CAPITAL GROWTH FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME:
   Interest income                                                               $        124
   Dividend income                                                                     59,185
                                                                                 ------------
      Total income                                                                     59,309
                                                                                 ------------

EXPENSES:
      Investment advisory fees                                                         42,781
      Administration fees                                                              12,223
      Shareholder servicing fees                                                       15,279
      Accounting fees                                                                   4,863
      Audit fees                                                                        6,004
      Custodian fees                                                                      367
      Transfer agent fees                                                               5,000
      Other fees                                                                        4,674
                                                                                 ------------
        Total expenses before fee reductions                                           91,191
      Expenses reduced by Investment Advisor                                          (24,447)
      Expenses reduced by Administrator                                               (12,223)
      Expenses reduced by Transfer Agent                                               (4,083)
                                                                                 ------------
      Net expenses                                                                     50,438
                                                                                 ------------
Net Investment Income/(Loss)                                                            8,871
                                                                                 ------------

REALIZED/UNREALIZED GAIN/(LOSSES) FROM INVESTMENTS:
   Net realized gains/(losses) from investment transactions                            99,065
   Change in unrealized appreciation/depreciation from investments                      8,016
                                                                                 ------------
      Net realized/unrealized gains/(losses) from investments                         107,081
                                                                                 ------------
      Change in net assets resulting from operations                             $    115,952
                                                                                 ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                   ENDED            YEAR ENDED
                                                                                  JUNE 30,         DECEMBER 31,
                                                                                   2004               2003
                                                                              ---------------    ---------------
                                                                                (UNAUDITED)
OPERATIONS:
   Net investment income/(loss)                                               $         8,871    $        (4,464)
   Net realized gains/(losses) from investment transactions                            99,065             25,272
   Change in unrealized appreciation/depreciation from investments                      8,016          1,483,235
                                                                              ---------------    ---------------
   Change in net assets resulting from operations                                     115,952          1,504,043
                                                                              ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                                          (8,012)                --
                                                                              ---------------    ---------------
   Change in net assets from shareholder distributions                                 (8,012)                --
                                                                              ---------------    ---------------


CAPITAL TRANSACTIONS:
   Proceeds from shares issued                                                      2,853,463          6,190,843
   Dividends reinvested                                                                 8,012                 --
   Cost of shares redeemed                                                           (363,758)          (312,098)
                                                                              ---------------    ---------------
   Change in net assets from capital share transactions                             2,497,717          5,878,745
                                                                              ---------------    ---------------
   Change in net assets                                                             2,605,657          7,382,788

NET ASSETS:
   Beginning of period                                                             10,777,181          3,394,393
                                                                              ---------------    ---------------
   End of period                                                              $    13,382,838    $    10,777,181
                                                                              ===============    ===============

SHARE TRANSACTIONS:
   Issued                                                                             337,718            816,937
   Reinvested                                                                             979                 --
   Redeemed                                                                           (42,903)           (42,661)
                                                                              ---------------    ---------------
   Change in shares                                                                   295,794            774,276
                                                                              ===============    ===============
   Accumulated Net Investment Income                                          $           859    $            --
                                                                              ===============    ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH CAPITAL GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

   Selected data for a share outstanding throughout the period indicated.

                                                                   SIX MONTHS
                                                                     ENDED          YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                                                    JUNE 30,       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                      2004             2003           2002          2001 (a)
                                                                  ------------     ------------   ------------   ------------
                                                                  (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD                              $       8.40     $       6.67   $       9.00   $      10.00
                                                                  ------------     ------------   ------------   ------------

OPERATIONS:
Net investment income/(loss)                                              0.01               --(d)       (0.04)         (0.03)
Net realized/unrealized gains/(losses) from investments                   0.08             1.73          (2.29)         (0.97)
                                                                  ------------     ------------   ------------   ------------
Total from operations                                                     0.09             1.73          (2.33)         (1.00)
                                                                  ------------     ------------   ------------   ------------

DISTRIBUTIONS:
From net investment income                                               (0.01)              --             --             --
                                                                  ------------     ------------   ------------   ------------
Total Distributions                                                      (0.01)              --             --             --
                                                                  ------------     ------------   ------------   ------------
Net change in net asset value per share                                   0.08             1.73          (2.33)         (1.00)
                                                                  ------------     ------------   ------------   ------------
NET ASSET VALUE, END OF PERIOD                                    $       8.48     $       8.40   $       6.67   $       9.00
                                                                  ============     ============   ============   ============
Total Return                                                              1.01%(b)        25.94%        (25.89%)       (10.00%)(b)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                                 $     13,383     $     10,777   $      3,394   $      2,098
Ratio of expenses to average net assets                                   0.82%(c)         0.87%          1.25%          1.24%(c)
Ratio of net investment income/(loss) to average net assets               0.14%(c)        (0.07%)        (0.65%)        (0.71%)(c)
Ratio of expenses to average net assets*                                  1.49%(c)         1.61%          2.21%          4.50%(c)
Portfolio turnover                                                       14.42%           96.60%         64.44%         32.13%

----------
(a) For the period from May 1, 2001 (commencement of operations) through December 31, 2001.
(b)  Not annualized.
(c)  Annualized.
(d)  Less than one cent per share.
  * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH VARIABLE INSURANCE FUNDS

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)

1.   ORGANIZATION:
     The Variable Insurance Funds (the "Trust") was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust.

     The Trust is authorized to issue an unlimited number of shares without par value. As of the date of this report, the Trust offered multiple separate series, each with its own investment objective. The accompanying financial statements are for the AmSouth Value Fund ("Value Fund"), the AmSouth Select Equity Fund ("Select Equity Fund") and the AmSouth Capital Growth Fund ("Capital Growth Fund"), (collectively, "the Funds" and individually "a Fund"). Shares of the Funds are offered to a separate account of Hartford Life Insurance Company, as well as other eligible purchasers. The other funds of the Trust are presented elsewhere.

     Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Funds expect the risk of loss to be remote.

2.   SIGNIFICANT ACCOUNTING POLICIES:
     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITIES VALUATION--Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADR's"), are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq official closing price ("NOCP"), if applicable. Investments for which market quotations are not readily available are valued at fair value using guidelines adopted by the Board of Trustees.

     Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securites, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates current value. Investments in investment companies are valued at their respective net asset values as reported by such companies.

     SECURITIES TRANSACTIONS AND RELATED INCOME--Changes in holdings of portfolio securities shall be reflected no later than in the calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     DIVIDENDS TO SHAREHOLDERS--Dividends from net investment income, if any, are declared and paid monthly for the Funds. Distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of deferrals of certain losses.

     These "book/tax" differences are considered to be either temporary or permanent in nature. To the extent these differences are permanent in nature (i.e reclass of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent these differences exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

     FEDERAL INCOME TAXES--It is the intention of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code ("the Code"), and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     OTHER--Expenses that are directly related to a Fund are charged directly to that Fund, while general Trust expenses are allocated between the Funds based on their relative net assets or another appropriate method.

3.   PURCHASES AND SALES OF SECURITIES:
     Purchases and sales of portfolio securities (excluding short-term securities) for the period ended June 30, 2004, were as follows:

                                                  PURCHASES         SALES
                                                -------------   -------------
     Value Fund                                 $   5,948,676   $   6,694,275
     Select Equity Fund                            10,213,157       1,098,505
     Capital Growth Fund                            3,995,519       1,672,013

4.   RELATED PARTY TRANSACTIONS:
     AmSouth Asset Management, Inc. ("AAMI"), a wholly-owned subsidiary of AmSouth Bank, serves as investment advisor for the Funds. Under the terms of the investment advisory agreement, AAMI is entitled to receive fees based on a percentage of the average daily net assets of the Funds as follows:

                                                                     ADVISORY
     FUNDS                                                             FEES
     ------------------------------------------------------------    --------
     Value Fund                                                        0.60%
     Select Equity Fund                                                0.80%
     Capital Growth Fund                                               0.70%

     AAMI has voluntarily agreed to reduce and/or reimburse its fees for Value Fund, Select Equity Fund and Capital Growth Fund to the extent necessary to maintain the expense ratio at 1.25% for each of the Funds.

     AmSouth Bank serves as custodian for the Funds. Pursuant to the Custodian Agreement with the Trust, AmSouth Bank receives compensation from the Funds for such services in an amount equal to an asset-based fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses.

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio") with which certain officers and trustees of the Trust are affiliated, serves the Trust as Administrator. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the terms of the Management and Administration Agreement between BISYS Ohio and the Trust, BISYS Ohio's fees are computed based on an annual percentage of 0.20% of each Fund's average daily net assets. BISYS Fund Services Limited Partnership ("BISYS") serves, without compensation, as Distributor of the Funds. BISYS Ohio also serves the Funds as Transfer Agent and Fund Accountant. BISYS, an Ohio limited partnership, and BISYS Ohio are subsidiaries of The BISYS Group, Inc.

     Shares of the Trust are subject to a Variable Contract Owner Servicing Plan (the "Servicing Plan") permitting payment of compensation to financial institutions that agree to provide certain administrative support services for their customers or account holders. The Funds have entered into a specific arrangement with AmSouth Investment Services, Inc. ("AIS"), an affiliate of AmSouth Bank, for the provision of such services and reimburses AIS for its cost of providing these services, subject to a maximum annual rate equal to 0.25% of the average daily net assets of the Funds.

5.   PROXY VOTING:
     A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 800-862-6668; and
     (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

AMSOUTH
   ENHANCED MARKET FUND


PORTFOLIO MANAGERS

          NEIL WRIGHT,
          JANNA SAMPSON,
          PETER JANKOVSKIS
          OAKBROOK INVESTMENTS, LLC (SUB-ADVISOR)


Equity securities are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT www.amsouthfunds.com

Q. How did the Fund perform?

For the six months ended June 30, 2004, the AmSouth Enhanced Market Fund (Variable Annuity) provided a total return of 3.29%. The total return for the Fund's benchmark, the S&P 500 Index,(1) was 3.44%.

Q. What factors contributed to the Fund's performance?

The large-cap segment of the stock market struggled with economic uncertainty, volatile jobs-growth data, the fear of rising interest rates, ongoing terrorism, higher oil prices and inflation. These factors combined to keep stock market growth somewhat sluggish during the six-month period. In comparison, these issues did not affect smaller-sized companies as much, and small-cap stocks outperformed their larger counterparts during the first half of the year.

Q. How did you position the Fund throughout the period?

Per our strategy, we used our quantitative research model to help us over- and under-weight stocks relative to the S&P 500 Index ("the index"). A key component of the model is its ability to estimate the range of expectations surrounding the index's stocks. When the range of expectations around a particular stock is wide, the stock tends to underperform; when the range of expectations is narrow, the stock tends to outperform. We attempt to overweight the stocks with narrow ranges of expectations. For the six-month period, that included over-weighting the technology, industrial and energy sectors and under-weighting the consumer discretionary and consumer staples sectors.

In an effort to improve the model's effectiveness at estimating the range of expectations for the index's stocks, we added a momentum variable late in the period. Given our early successes with this change, we remain optimistic that the momentum variable may help the Fund outperform the index going forward.

As of June 30, 2004, the Fund's five largest holdings were Exxon Mobil, 3.95% of the Fund's assets; General Electric, 3.55%; Citigroup, 2.67%; Pfizer, 2.64%; and Wal-Mart, 2.53%.(2)

Q. What is your outlook for the stock market?

We expect economic growth to continue in the face of slow, measured increases in interest rates. We believe the stock market will get used to such an interest rate environment, once it realizes that slowly increasing interest rates shouldn't be harmful to stock market growth. Continued strength in the economy should support further gains in corporate earnings. Unfortunately, the threat of terrorism is here to stay, which may add some short-term volatility to the stock market.

(1) THE PERFORMANCE OF THE AMSOUTH ENHANCED MARKET FUND IS MEASURED AGAINST THE S&P 500 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A PORTFOLIO, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(2) THE FUND'S PORTFOLIO IS CURRENT TO JUNE 30, 2004. THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

AMSOUTH ENHANCED MARKET FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 -- (UNAUDITED)

SHARES                                                                           VALUE
----------                                                                  --------------
COMMON STOCKS -- 99.9%
             CONSUMER DISCRETIONARY -- 9.8%
       400   Best Buy Co., Inc.                                             $       20,296
       100   Big Lots, Inc. (b)                                                      1,446
       100   Black & Decker Corp.                                                    6,213
       100   Boise Cascade Corp.                                                     3,764
       100   Brunswick Corp.                                                         4,080
       200   Centex Corp.                                                            9,150
       300   Circuit City Stores, Inc.                                               3,885
       100   Dana Corp.                                                              1,960
       150   Darden Restaurants, Inc.                                                3,083
       500   Dollar General Corp.                                                    9,780
       200   Family Dollar Stores, Inc.                                              6,084
       200   Federated Department Stores, Inc.                                       9,820
       200   Fortune Brands, Inc.                                                   15,086
       200   Gannett Co., Inc.                                                      16,970
       100   Harrah's Entertainment, Inc.                                            5,410
       100   Hasbro, Inc.                                                            1,900
     1,500   Home Depot, Inc.                                                       52,800
       200   J.C. Penney Co., Inc.                                                   7,552
       300   Johnson Controls, Inc.                                                 16,014
       200   Jones Apparel Group, Inc.                                               7,896
       100   KB Home                                                                 6,863
       500   Kohl's Corp. (b)                                                       21,140
       300   Leggett & Platt, Inc.                                                   8,013
       535   Limited Brands                                                         10,005
       200   Liz Claiborne, Inc.                                                     7,196
       700   Lowe's Cos., Inc.                                                      36,785
       600   Mattel, Inc.                                                           10,950
     1,300   McDonald's Corp.                                                       33,800
       300   McGraw Hill Cos., Inc.                                                 22,971
       100   Meredith Corp.                                                          5,496
       200   New York Times Co., Class A                                             8,942
       400   NIKE, Inc., Class B                                                    30,300
       200   Nordstrom, Inc.                                                         8,522
       200   Office Depot, Inc. (b)                                                  3,582
       100   Omnicom Group, Inc.                                                     7,589
       100   Pulte Homes, Inc.                                                       5,203
       100   Reebok International, Ltd.                                              3,598
       200   Sherwin-Williams Co.                                                    8,310
       100   Snap-on, Inc.                                                           3,355
       100   Starwood Hotels & Resorts Worldwide, Inc.                               4,485
       200   Tiffany & Co.                                                           7,370
     3,100   Time Warner, Inc. (b)                                                  54,498
       300   Toys R Us, Inc. (b)                                                     4,794
       500   Tribune Co.                                                            22,770
       200   V.F. Corp.                                                              9,740
     2,000   Viacom, Inc., Class B                                                  71,439
       100   Visteon Corp.                                                           1,167
     2,400   Walt Disney Co.                                                        61,176
       200   Wendy's International, Inc.                                             6,968
       100   Whirlpool Corp.                                                         6,860
       400   YUM! Brands, Inc. (b)                                                  14,888
                                                                            --------------
                                                                                   711,964
                                                                            --------------
             CONSUMER STAPLES -- 10.1%
       150   Alberto-Culver Co.                                                      7,521
     1,400   Altria Group, Inc.                                                     70,070
       600   Anheuser-Busch Cos., Inc.                                              32,400
       925   Archer-Daniels-Midland Co.                                     $       15,522
       300   Avon Products, Inc.                                                    13,842
       300   Clorox Co.                                                             16,134
     1,900   Coca-Cola Co.                                                          95,912
       600   Colgate-Palmolive Co.                                                  35,070
       500   H.J. Heinz Co.                                                         19,600
       500   Kimberly-Clark Corp.                                                   32,940
       400   Pepsi Bottling Group, Inc.                                             12,216
     1,430   PepsiCo, Inc.                                                          77,048
     2,000   Procter & Gamble Co.                                                  108,880
       500   Sara Lee Corp.                                                         11,495
       100   SUPERVALU, Inc.                                                         3,061
     3,500   Wal-Mart Stores, Inc.                                                 184,660
                                                                            --------------
                                                                                   736,371
                                                                            --------------
             ENERGY -- 8.1%
       100   Amerada Hess Corp.                                                      7,919
       300   Anadarko Petroleum Corp.                                               17,580
       430   Apache Corp.                                                           18,727
       100   Ashland, Inc.                                                           5,281
       200   BJ Services Co. (b)                                                     9,168
       600   Burlington Resources, Inc.                                             21,708
       685   ChevronTexaco Corp.                                                    64,465
       900   ConocoPhillips                                                         68,661
       100   Devon Energy Corp.                                                      6,600
     6,500   Exxon Mobil Corp.                                                     288,665
       500   Marathon Oil Corp.                                                     18,920
       100   Nabors Industries, Ltd. (b)                                             4,522
       200   Noble Corp. (b)                                                         7,578
       100   Rowan Cos., Inc. (b)                                                    2,433
       400   Schlumberger Ltd.                                                      25,404
       100   Sunoco, Inc.                                                            6,362
       300   Unocal Corp.                                                           11,400
       100   Valero Energy Corp.                                                     7,376
                                                                            --------------
                                                                                   592,769
                                                                            --------------
             FINANCIALS -- 18.4%
       400   ACE Ltd.                                                               16,912
       400   AFLAC, Inc.                                                            16,324
     1,000   Allstate Corp.                                                         46,550
       100   Ambac Financial Group, Inc.                                             7,344
       900   American Express Co.                                                   46,242
       500   American International Group, Inc.                                     35,640
       100   Apartment Investment & Management Co., Class A                          3,113
       288   Bank of America Corp.                                                  24,371
     1,100   Bank of New York Co., Inc.                                             32,428
       800   Bank One Corp.                                                         40,800
       210   Charter One Financial, Inc.                                             9,280
       300   Chubb Corp.                                                            20,454
     4,200   Citigroup, Inc.                                                       195,299
       100   Comerica, Inc.                                                          5,488
       199   Countrywide Financial Corp.                                            13,980
       300   E*TRADE Financial Corp. (b)                                             3,345
       300   Equity Office Properties Trust                                          8,160
       200   Equity Residential Property                                             5,946
       600   Fannie Mae                                                             42,816
       100   Federated Investors, Inc., Class B                                      3,034

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SHARES                                                                           VALUE
----------                                                                  --------------
COMMON STOCKS -- (CONTINUED)
             FINANCIALS -- (CONTINUED)
       300   Franklin Resources, Inc.                                       $       15,024
       900   Freddie Mac                                                            56,970
       100   Golden West Financial Corp.                                            10,635
       700   Goldman Sachs Group, Inc.                                              65,912
       200   Hartford Financial Services Group                                      13,748
       200   Huntington Bancshares, Inc.                                             4,580
     1,400   J.P. Morgan Chase & Co., Inc.                                          54,278
       300   Lehman Brothers Holdings, Inc.                                         22,575
       200   Lincoln National Corp.                                                  9,450
       300   Loews Corp.                                                            17,988
       200   M&T Bank Corp.                                                         17,460
       700   Marsh & McLennan Cos., Inc.                                            31,766
       300   Marshall & Ilsley Corp.                                                11,727
     1,750   MBNA Corp.                                                             45,133
       600   Mellon Financial Corp.                                                 17,598
       800   Merrill Lynch & Co., Inc.                                              43,184
     1,000   MetLife, Inc.                                                          35,850
       100   Moody's Corp.                                                           6,466
       900   Morgan Stanley Dean Witter & Co.                                       47,493
       400   National City Corp.                                                    14,004
       100   North Fork Bancorporation, Inc.                                         3,805
       300   Northern Trust Corp.                                                   12,684
       300   Plum Creek Timber Co., Inc.                                             9,774
       200   PNC Financial Services Group                                           10,616
       200   Principal Financial Group, Inc.                                         6,956
       200   Progressive Corp.                                                      17,060
       100   ProLogis                                                                3,292
       200   Providian Financial Corp. (b)                                           2,934
       400   Prudential Financial, Inc.                                             18,588
       300   Regions Financial Corp.                                                10,965
       100   Simon Property Group, Inc.                                              5,142
     2,400   U.S. Bancorp                                                           66,143
       100   Union Planters Corp.                                                    2,981
     1,100   Wells Fargo & Co.                                                      62,953
                                                                            --------------
                                                                                 1,353,260
                                                                            --------------
             HEALTH CARE -- 13.1%
     1,000   Abbott Laboratories                                                    40,760
       200   Aetna, Inc.                                                            17,000
       200   Allergan, Inc.                                                         17,904
       100   AmerisourceBergen Corp.                                                 5,978
       800   Amgen, Inc. (b)                                                        43,656
       100   Anthem, Inc. (b)                                                        8,956
       100   Applera Corp. - Applied Biosystems Group                                2,175
       800   Baxter International, Inc.                                             27,608
       300   Becton, Dickinson & Co.                                                15,540
       600   Boston Scientific Corp. (b)                                            25,680
     1,800   Bristol-Myers Squibb Co.                                               44,100
       200   C.R. Bard, Inc.                                                        11,330
       200   CIGNA Corp.                                                            13,762
       500   Forest Laboratories, Inc. (b)                                          28,315
       400   Guidant Corp.                                                          22,352
       140   Hospira, Inc. (b)                                                       3,864
       200   Humana, Inc. (b)                                                        3,380
       300   IMS Health, Inc.                                                        7,032
     2,000   Johnson & Johnson                                                     111,400
       333   King Pharmaceuticals, Inc. (b)                                          3,813
       100   Manor Care, Inc.                                               $        3,268
       300   McKesson Corp.                                                         10,299
       168   Medco Health Solutions, Inc. (b)                                        6,300
       300   MedImmune, Inc. (b)                                                     7,020
     1,400   Medtronic, Inc.                                                        68,208
     1,800   Merck & Co., Inc.                                                      85,500
       400   Mylan Laboratories, Inc.                                                8,100
     5,620   Pfizer, Inc.                                                          192,653
       200   St. Jude Medical, Inc. (b)                                             15,130
       400   UnitedHealth Group, Inc.                                               24,900
       100   Watson Pharmaceuticals, Inc. (b)                                        2,690
       100   WellPoint Health Networks, Inc. (b)                                    11,201
     1,300   Wyeth                                                                  47,008
       200   Zimmer Holdings, Inc. (b)                                              17,640
                                                                            --------------
                                                                                   954,522
                                                                            --------------
             INDUSTRIALS -- 12.9%
       500   3M Co.                                                                 45,005
       100   American Power Conversion Corp.                                         1,965
       100   American Standard Cos., Inc. (b)                                        4,031
       100   Avery Dennison Corp.                                                    6,401
     1,100   Boeing Co.                                                             56,199
       500   Caterpillar, Inc.                                                      39,720
       200   Convergys Corp. (b)                                                     3,080
       100   Cooper Industries, Ltd., Class A                                        5,941
       300   CSX Corp.                                                               9,831
       100   Cummins, Inc.                                                           6,250
       300   Deere & Co.                                                            21,042
       300   Dover Corp.                                                            12,630
       200   Eaton Corp.                                                            12,948
       600   Emerson Electric Co.                                                   38,130
       400   FedEx Corp.                                                            32,676
       909   First Data Corp.                                                       40,469
       100   Fiserv, Inc. (b)                                                        3,889
       300   General Dynamics Corp.                                                 29,790
     8,000   General Electric Co.                                                  259,200
       200   Goodrich Corp.                                                          6,466
       200   H & R Block, Inc.                                                       9,536
     1,200   Honeywell International, Inc.                                          43,956
       200   Ingersoll Rand Co.                                                     13,662
       100   ITT Industries, Inc.                                                    8,300
       300   Lockheed Martin Corp.                                                  15,624
       300   Masco Corp.                                                             9,354
       500   Norfolk Southern Corp.                                                 13,260
       100   Pall Corp.                                                              2,619
       200   Parker Hannifin Corp.                                                  11,892
       200   Pitney Bowes, Inc.                                                      8,850
       100   Power-One, Inc. (b)                                                     1,098
       300   R.R. Donnelley & Sons Co.                                               9,906
       300   Rockwell Automation                                                    11,253
       100   Rockwell Collins, Inc.                                                  3,332
       100   Ryder System, Inc.                                                      4,007
       100   Sabre Holdings Corp.                                                    2,771
       100   Textron, Inc.                                                           5,935
     1,338   Tyco International, Ltd.                                               44,341
       400   Union Pacific Corp.                                                    23,780
       600   United Technologies Corp.                                              54,888
       100   W. W. Grainger, Inc.                                                    5,750
                                                                            --------------
                                                                                   939,777
                                                                            --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SHARES                                                                           VALUE
----------                                                                  --------------
COMMON STOCKS -- (CONTINUED)
             INFORMATION TECHNOLOGY -- 17.0%
     1,100   ADC Telecommunications, Inc. (b)                               $        3,124
       200   Adobe Systems, Inc.                                                     9,300
       700   Agilent Technologies, Inc. (b)                                         20,496
       500   Analog Devices, Inc.                                                   23,540
       300   Apple Computer, Inc. (b)                                                9,762
     1,600   Applied Materials, Inc. (b)                                            31,392
       400   Applied Micro Circuits Corp. (b)                                        2,128
       200   Autodesk, Inc.                                                          8,562
       500   Avaya, Inc. (b)                                                         7,895
       300   BMC Software, Inc. (b)                                                  5,550
       400   Broadcom Corp., Class A (b)                                            18,708
       600   CIENA Corp. (b)                                                         2,232
     5,900   Cisco Systems, Inc. (b)                                               139,830
       200   Citrix Systems, Inc. (b)                                                4,072
       500   Compuware Corp. (b)                                                     3,300
     1,800   Corning, Inc. (b)                                                      23,508
     1,700   Dell, Inc. (b)                                                         60,894
       200   Electronic Arts, Inc. (b)                                              10,910
     3,400   EMC Corp. (b)                                                          38,760
       200   Gateway, Inc. (b)                                                         900
     3,500   Hewlett-Packard Co.                                                    73,850
     1,300   IBM Corp.                                                             114,595
     4,800   Intel Corp.                                                           132,480
       300   Jabil Circuit, Inc. (b)                                                 7,554
     2,000   JDS Uniphase Corp. (b)                                                  7,580
       200   KLA-Tencor Corp. (b)                                                    9,876
       200   Linear Technology Corp.                                                 7,894
       500   LSI Logic Corp. (b)                                                     3,810
     2,900   Lucent Technologies, Inc. (b)                                          10,962
       400   Micron Technology, Inc. (b)                                             6,124
     4,200   Microsoft Corp.                                                       119,952
       100   Millipore Corp. (b)                                                     5,637
     3,200   Motorola, Inc.                                                         58,400
       500   National Semiconductor Corp. (b)                                       10,995
       500   Novell, Inc. (b)                                                        4,195
       200   Novellus Systems, Inc. (b)                                              6,288
       200   NVIDIA Corp. (b)                                                        4,100
     3,500   Oracle Corp. (b)                                                       41,755
       200   Parametric Technology Corp. (b)                                         1,000
       200   Peoplesoft, Inc. (b)                                                    3,700
       200   PerkinElmer, Inc.                                                       4,008
       200   PMC-Sierra, Inc. (b)                                                    2,870
       600   Qualcomm, Inc.                                                         43,788
       200   Scientific-Atlanta, Inc.                                                6,900
       700   Siebel Systems, Inc. (b)                                                7,476
     1,300   Solectron Corp. (b)                                                     8,411
     4,500   Sun Microsystems, Inc. (b)                                             19,530
       300   Symbol Technologies, Inc.                                               4,422
       100   Tektronix, Inc.                                                         3,402
       300   Teradyne, Inc. (b)                                                      6,810
     1,600   Texas Instruments, Inc.                                                38,688
       200   Thermo Electron Corp. (b)                                               6,148
       400   Unisys Corp. (b)                                                        5,552
       300   Veritas Software Corp. (b)                                              8,310
       200   Waters Corp. (b)                                                        9,556
       200   Xilinx, Inc.                                                            6,662
                                                                            --------------
                                                                                 1,238,143
                                                                            --------------
             MATERIALS -- 4.5%
       300   Air Products and Chemicals, Inc.                               $       15,735
       900   Alcoa, Inc.                                                            29,727
       100   Allegheny Technologies, Inc.                                            1,805
       100   Ball Corp.                                                              7,205
     1,300   Dow Chemical Co.                                                       52,910
     1,400   E.I. du Pont de Nemours & Co.                                          62,188
       200   Ecolab, Inc.                                                            6,340
       200   Engelhard Corp.                                                         6,462
       300   Freeport-McMoRan Copper & Gold, Inc., Class B                           9,945
       100   Hercules, Inc. (b)                                                      1,219
       100   International Flavors & Fragrances, Inc.                                3,740
       100   Louisiana Pacific Corp.                                                 2,365
       300   MeadWestvaco Corp.                                                      8,817
       319   Monsanto Co.                                                           12,282
       500   Newmont Mining Corp.                                                   19,380
       200   Pactiv Corp. (b)                                                        4,988
       100   Phelps Dodge Corp.                                                      7,751
       200   PPG Industries, Inc.                                                   12,498
       400   Praxair, Inc.                                                          15,964
       300   Rohm & Haas Co.                                                        12,474
       100   Temple-Inland, Inc.                                                     6,925
       200   United States Steel Corp.                                               7,024
       300   Weyerhaeuser Co.                                                       18,936
       100   Worthington Industries, Inc.                                            2,053
                                                                            --------------
                                                                                   328,733
                                                                            --------------
             TELECOMMUNICATION SERVICES -- 3.4%
     1,847   AT&T Wireless Services, Inc. (b)                                       26,449
     1,800   BellSouth Corp.                                                        47,196
       200   CenturyTel, Inc.                                                        6,008
     2,400   Qwest Communications International, Inc. (b)                            8,616
     3,300   SBC Communications, Inc.                                               80,025
     2,200   Verizon Communications                                                 79,618
                                                                            --------------
                                                                                   247,912
                                                                            --------------
             UTILITIES -- 2.6%
       400   AES Corp. (b)                                                           3,972
       100   Allegheny Energy, Inc. (b)                                              1,541
       100   Ameren Corp.                                                            4,296
       300   American Electric Power Co.                                             9,600
       300   Calpine Corp. (b)                                                       1,296
       200   CenterPoint Energy, Inc.                                                2,300
       100   Cinergy Corp.                                                           3,800
       100   CMS Energy Corp. (b)                                                      913
       100   Consolidated Edison, Inc.                                               3,976
       100   Constellation Energy Group                                              3,790
       200   Dominion Resources, Inc.                                               12,616
       100   DTE Energy Co.                                                          4,054
       600   Duke Energy Corp.                                                      12,174
       200   Dynergy, Inc., Class A (b)                                                852
       200   Edison International                                                    5,114
       446   El Paso Energy Corp.                                                    3,514
       100   Entergy Corp.                                                           5,601
       400   Exelon Corp.                                                           13,316
       166   FirstEnergy Corp.                                                       6,210
       100   FPL Group, Inc.                                                         6,395
       100   KeySpan Corp.                                                           3,670

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SHARES                                                                           VALUE
----------                                                                  --------------
COMMON STOCKS -- (CONTINUED)
             UTILITIES -- (CONTINUED)
       100   Kinder Morgan, Inc.                                            $        5,929
       200   NiSource, Inc.                                                          4,124
       300   PG&E Corp. (b)                                                          8,382
       100   Pinnacle West Capital Corp.                                             4,039
       100   PPL Corp.                                                               4,590
       200   Progress Energy, Inc.                                                   8,810
       200   Public Service Enterprise Group, Inc.                                   8,006
       100   Sempra Energy                                                           3,443
       500   Southern Co.                                                           14,576
       100   TECO Energy, Inc.                                                       1,199
       200   TXU Corp.                                                               8,102
       300   Williams Cos., Inc.                                                     3,570
       300   Xcel Energy, Inc.                                                       5,013
                                                                            --------------
                                                                                   188,783
                                                                            --------------
             Total Common Stocks                                                 7,292,234
                                                                            --------------

INVESTMENT COMPANIES -- 0.2%
    12,539   BNY Hamilton Money Fund                                        $       12,539
                                                                            --------------
             Total Investment Companies                                             12,539
                                                                            --------------
             TOTAL (COST $6,929,027) -- 100.1%                              $    7,304,773
                                                                            ==============

----------
Percentages indicated are based on net assets of $7,300,780.
   (a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

             Unrealized appreciation                $     650,414
             Unrealized depreciation                     (274,668)
                                                    -------------
             Net unrealized appreciation            $     375,746
                                                    =============

   (b) Represents non-income producing security.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMSOUTH ENHANCED MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 -- (UNAUDITED)

ASSETS:
   Investments, at value (cost $6,929,027)                                       $   7,304,773
   Dividends receivable                                                                  9,168
   Receivable for investments sold                                                     969,595
                                                                                 -------------
        Total Assets                                                                 8,283,536
                                                                                 -------------

LIABILITIES:
   Payable for investments purchased                                                   972,651
   Accrued expenses and other payables:
        Investment advisory fees                                                           416
        Shareholder servicing fees                                                       1,481
        Custody fees                                                                        36
        Other                                                                            8,172
                                                                                 -------------
           Total Liabilities                                                           982,756
                                                                                 -------------

NET ASSETS:
        Capital                                                                      7,861,988
        Accumulated net investment income/(loss)                                         3,444
        Accumulated net realized gains/(losses) from investment transactions          (940,398)
        Unrealized appreciation/depreciation from investments                          375,746
                                                                                 -------------
           Net Assets                                                            $   7,300,780
                                                                                 =============
        Outstanding units of beneficial interest (shares)                              849,327
                                                                                 =============
        Net Asset Value                                                          $        8.60
                                                                                 =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 -- (UNAUDITED)

INVESTMENT INCOME:
   Dividend income                                                   $   59,542
                                                                     ----------
      Total income                                                       59,542
                                                                     ----------

EXPENSES:
      Investment advisory fees                                           15,920
      Administration fees                                                 7,076
      Shareholder servicing fees                                          8,844
      Accounting fees                                                    11,156
      Audit fees                                                          5,969
      Custodian fees                                                        212
      Transfer agent fees                                                 5,000
      Other fees                                                          4,083
                                                                     ----------
        Total expenses before fee reductions                             58,260
      Expenses reduced by Investment Advisor                            (10,613)
      Expenses reduced by Administrator                                  (7,076)
      Expenses reduced by Transfer Agent                                 (4,469)
                                                                     ----------
      Net expenses                                                       36,102
                                                                     ----------
Net Investment Income/(Loss)                                             23,440
                                                                     ----------

REALIZED/UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:
   Net realized gains/(losses) from investment transactions             185,493
   Change in unrealized appreciation/depreciation from investments       15,597
                                                                     ----------
      Net realized/unrealized gains/(losses) from investments           201,090
                                                                     ----------
      Change in net assets resulting from operations                 $  224,530
                                                                     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SIX MONTHS
                                                                         ENDED         YEAR ENDED
                                                                       JUNE 30,       DECEMBER 31,
                                                                         2004             2003
                                                                     -------------    -------------
                                                                      (UNAUDITED)
OPERATIONS:
   Net investment income/(loss)                                      $      23,440    $      41,599
   Net realized gains/(losses) from investment transactions                185,493         (364,164)
   Change in unrealized appreciation/depreciation from investments          15,597        1,749,055
                                                                     -------------    -------------
   Change in net assets resulting from operations                          224,530        1,426,490
                                                                     -------------    -------------

DIVIDENDS TO SHAREHOLDERS:
   From net investment income                                              (19,996)         (41,998)
                                                                     -------------    -------------
   Change in net assets from dividends to shareholders                     (19,996)         (41,998)
                                                                     -------------    -------------

CAPITAL TRANSACTIONS:
   Proceeds from shares issued                                             398,356          658,982
   Dividends reinvested                                                     19,996           41,998
   Cost of shares redeemed                                                (110,616)        (165,435)
                                                                     -------------    -------------
   Change in net assets from capital share transactions                    307,736          535,545
                                                                     -------------    -------------
   Change in net assets                                                    512,270        1,920,037

NET ASSETS:
   Beginning of period                                                   6,788,510        4,868,473
                                                                     -------------    -------------
   End of period                                                     $   7,300,780    $   6,788,510
                                                                     =============    =============

SHARE TRANSACTIONS:
   Issued                                                                   46,751           88,803
   Reinvested                                                                2,381            5,722
   Redeemed                                                                (13,022)         (23,659)
                                                                     -------------    -------------
   Change in shares                                                         36,110           70,866
                                                                     =============    =============
   Accumulated Net Investment Income                                 $       3,444       $       --
                                                                     =============    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH ENHANCED MARKET FUND
FINANCIAL HIGHLIGHTS

     Selected data for a share outstanding throughout the period indicated.

                                            SIX MONTHS
                                              ENDED             YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                             JUNE 30,          DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2004                2003             2002             2001           2000 (a)
                                           ------------        ------------     ------------     ------------     ------------
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD       $       8.35        $       6.56     $       8.70     $      10.00     $      10.00
                                           ------------        ------------     ------------     ------------     ------------

OPERATIONS:
Net investment income/(loss)                       0.02                0.05             0.03             0.02               --
Net realized/unrealized gains/(losses)
  from investments                                 0.25                1.79            (2.13)           (1.31)              --
                                           ------------        ------------     ------------     ------------     ------------
Total from operations                              0.27                1.84            (2.10)           (1.29)              --
                                           ------------        ------------     ------------     ------------     ------------

DIVIDENDS:
From net investment income                        (0.02)              (0.05)           (0.04)           (0.01)              --
                                           ------------        ------------     ------------     ------------     ------------
Total from dividends                              (0.02)              (0.05)           (0.04)           (0.01)              --
                                           ------------        ------------     ------------     ------------     ------------
Net Asset Value, End of Period             $       8.60        $       8.35     $       6.56     $       8.70     $      10.00
                                           ============        ============     ============     ============     ============
Total Return                                       3.29%(b)           28.24%          (24.23%)         (12.88%)           0.00%(b)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)          $      7,301        $      6,789     $      4,868     $      5,466     $      4,999
Ratio of expenses to average net assets            1.02%(c)            1.10%            1.23%            1.24%            1.25%(c)
Ratio of net investment income/(loss) to
  average net assets                               0.66%(c)            0.76%            0.46%            0.16%           (1.25%)(c)
Ratio of expenses to average net assets*           1.65%(c)            1.76%            1.91%            2.12%           14.71%(c)
Portfolio turnover                                67.46%              49.61%           57.79%           94.81%            0.00%

----------
(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.
(b)  Not annualized.
(c)  Annualized.
  * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH
   INTERNATIONAL EQUITY FUND


PORTFOLIO MANAGERS

          KAREN UMLAND, CFA; ROBERT FEZEKAS,
          CFA; AKBAR ALI; AND STEVEN CLARK
          DIMENSIONAL FUND ADVISORS INC. (SUB-ADVISOR)

          DIMENSIONAL FUND ADVISORS INC. ("DIMENSIONAL ") ASSUMED MANAGEMENT OF THE FUND ON JUNE 28, 2002.


An investment in this Fund entails the special risks of International investing, including currency exchange fluctuation, government regulations, and the potential for political and economic instability. The Fund's share price is expected to be more volatile than that of a U.S.-only fund.


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT www.amsouthfunds.com

Q. How did the Fund perform?

For the six months ended June 30, 2004, the AmSouth International Equity Fund (Variable Annuity) provided a total return of 7.55%. The total return for the Fund's benchmark, the MSCI EAFE Index,(1) was 4.56%.

Q. What factors contributed to the Fund's good performance?

The market favored large-cap value stocks during the six-month period, and the Fund benefited from our strict value methodology. Compared to the benchmark, the Fund's relatively more value-oriented. The Fund also maintained a broadly diversified portfolio, offering investors exposure to more than 178 stocks that we believed to have favorable price-to-book ratios and other value characteristics.

In addition, investors continued to favor the smaller-sized companies within each capitalization range. Although our universe targets large-company stocks, our focus on value stocks results in a smaller average-size company than the benchmark. This characteristic enhanced the Fund's relative performance for the six-month period, because the benchmark's holdings generally are larger than the Fund's holdings.

The U.S. dollar gathered strength during the period, which had a slightly negative impact on Fund performance. The Fund does not hedge currency, and a stronger U.S. dollar led to weaker returns among foreign currencies. The Fund's currency exposure continued to reflect the long-term strategy of seeking to enhance the Fund's diversification by maintaining exposure to various international currencies.

Q. What were the Fund's largest holdings?

As of June 30, 2004, the portfolio's five largest holdings included Vodafone Group (United Kingdom), Mizuho Financial Group (Japan), Matsushita Electric Industrial Company (Japan), Aviva (United Kingdom) and DaimlerChrysler (Germany). Our largest country weightings were in the United Kingdom, Japan, France, Germany and Australia.(2)

Q. How have you positioned the Fund for the months ahead?

We remain committed to our consistent, long-term investment approach. We will not base our purchases or sales on short-term expectations for future economic, industry or currency activity. Rather, we use proprietary quantitative and qualitative analysis to screen the entire universe of foreign-based, large-capitalization value companies for those that meet our strict value criteria. We believe there is an "international value effect" that may be realized by the Fund by successfully defining and uncovering the most attractive size and value characteristics. We believe risk and return are related, and the reason the "international value effect" exists is because large international value stocks are riskier than large core or non-value stocks. The Fund is appropriate for investors who are willing to assume extra risk for the potential to achieve higher returns.

(1) THE PERFORMANCE OF THE AMSOUTH INTERNATIONAL EQUITY FUND IS MEASURED AGAINST THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE, AUSTRALASIA AND FAR EAST (EAFE) INDEX, AN UNMANAGED INDEX THAT IS COMPRISED OF A SAMPLE OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF 20 EUROPEAN AND PACIFIC BASIN COUNTRIES. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A PORTFOLIO, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(2) THE FUND'S PORTFOLIO IS CURRENT TO JUNE 30, 2004. THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

AMSOUTH INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2004 -- (UNAUDITED)

                                       SECURITY
SHARES                                   NAME                                    VALUE
----------   ------------------------------------------------------------   --------------
COMMON STOCKS -- 98.2%
             AUSTRALIA -- 5.3%
    22,200   AXA Asia Pacific Holdings, Ltd.                                $       52,125
     4,184   BHP Steel, Ltd.                                                        19,706
     7,721   Boral Ltd.                                                             34,855
    11,806   CSR Ltd.                                                               18,315
    17,573   Insurance Australia Group, Ltd.                                        61,400
     3,963   Lend Lease Corp., Ltd.                                                 28,469
     7,969   Mirvac Group                                                           23,946
     8,533   Origin Energy, Ltd.                                                    33,631
     8,249   Publishing & Broadcasting, Ltd.                                        74,073
    11,043   Qantas Airways, Ltd.                                                   27,163
     8,084   QBE Insurance Group, Ltd.                                              72,307
    11,806   Rinker Group, Ltd.                                                     66,413
     7,310   Santos Ltd.                                                            35,400
    10,220   WMC Resources, Ltd.                                                    35,137
                                                                            --------------
                                                                                   582,940
                                                                            --------------
             AUSTRIA -- 0.2%
       554   Voestalpine AG                                                         27,360
                                                                            --------------
             BELGIUM -- 1.1%
     2,100   Algemene Maatschappij voor
               Nijverheidskredit NV                                                125,604
                                                                            --------------
             DENMARK -- 0.7%
     2,480   Danske Bank A/S                                                        58,904
       730   TDC A/S                                                                23,777
                                                                            --------------
                                                                                    82,681
                                                                            --------------
             FINLAND -- 2.3%
     9,386   Fortum Oyj                                                            120,176
     1,800   Kesko Oyj, Class B                                                     35,777
     1,900   M-real Oyj, Class B                                                    17,261
     2,588   Metso Oyj                                                              32,820
     3,200   Outokumpu Oyj                                                          51,312
                                                                            --------------
                                                                                   257,346
                                                                            --------------
             FRANCE -- 9.9%
     1,000   Air France                                                             17,084
       800   Assurances Generales de France                                         48,708
     9,600   AXA                                                                   211,884
       500   Cap Gemini SA (b)                                                      20,114
     1,800   Compagnie de Saint-Gobain                                              89,926
       600   Compagnie Gernerale des Etablissements
               Michelin                                                             33,253
     3,500   France Telecom SA                                                      91,418
       550   Lafarge SA                                                             49,160
       600   Lagardere S.C.A.                                                       37,570
     1,100   PSA Peugeot Citroen                                                    61,393
     1,650   Renault SA                                                            125,952
     1,200   Schneider Electric SA                                                  82,090
     1,600   Suez SA                                                                33,382
     1,100   Thomson                                                                21,743
     1,200   Veolia Environnement                                                   33,933
     5,000   Vivendi Universal SA (b)                                              139,011
                                                                            --------------
                                                                                 1,096,621
                                                                            --------------
             GERMANY -- 7.1%
     1,600   BASF AG                                                                85,943
     3,100   Bayer AG                                                               89,590
     3,220   Bayerische Hypo-und Vereinsbank AG (b)                         $       57,523
     2,600   Commerzbank AG (b)                                                     45,971
     4,600   DaimlerChrysler AG                                                    215,956
     1,700   Deutsche Bank AG                                                      134,018
     1,150   Deutsche Lufthansa AG (b)                                              15,720
       480   E.On AG                                                                34,650
       300   Hypo Real Estate Holding AG (b)                                         8,798
       300   Linde AG                                                               16,546
     1,400   ThyssenKrupp AG                                                        23,986
     1,450   Volkswagen AG                                                          61,354
                                                                            --------------
                                                                                   790,055
                                                                            --------------
             GREECE -- 0.5%
     1,000   Commercial Bank of Greece                                              26,119
     3,100   Hellenic Petroleum SA                                                  25,932
                                                                            --------------
                                                                                    52,051
                                                                            --------------
             HONG KONG -- 1.4%
    13,000   Henderson Land Development Co., Ltd.                                   56,006
     1,900   i-CABLE Communications, Ltd.                                              725
     7,500   Swire Pacific, Ltd.                                                    48,563
    19,000   Wharf Ltd.                                                             54,569
                                                                            --------------
                                                                                   159,863
                                                                            --------------
             IRELAND -- 0.7%
     2,683   CRH PLC                                                                56,927
     1,378   Irish Life & Permanent PLC                                             21,256
                                                                            --------------
                                                                                    78,183
                                                                            --------------
             ITALY -- 3.4%
    24,375   Banca Nazionale del Lavoro S.p.A. (b)                                  56,770
     4,000   Banca Popolare di Milano S.c.r.l.                                      25,754
    15,000   Capitalia S.p.A.                                                       47,008
     5,000   Fiat S.p.A. (b)                                                        41,947
     2,000   Italcementi S.p.A.                                                     26,827
    26,664   Pirelli & C. S.p.A.                                                    27,604
    47,155   Telecom Italia S.p.A.                                                 146,915
                                                                            --------------
                                                                                   372,825
                                                                            --------------
             JAPAN -- 24.3%
     2,000   Aisin Seiki Co., Ltd.                                                  41,812
     3,000   Amada Co., Ltd.                                                        19,849
     5,000   Bank of Fukuoka, Ltd.                                                  29,728
     7,000   Chiba Bank, Ltd.                                                       42,970
     4,000   Daiwa House Industry Co., Ltd.                                         46,537
     1,700   Denso Corp.                                                            39,680
     6,000   Fuji Heavy Industries, Ltd.                                            33,744
     3,000   Fuji Photo Film Co., Ltd.                                              94,284
    18,000   Fujitsu Ltd.                                                          127,201
     5,000   Furukawa Electric Co., Ltd. (b)                                        21,412
     4,000   Gunma Bank, Ltd.                                                       20,217
     4,000   Hachijuni Bank, Ltd.                                                   26,613
    29,000   Hitachi Ltd.                                                          200,138
     7,000   Joyo Bank, Ltd.                                                        31,198
     8,000   Kirin Brewery Co., Ltd.                                                79,324
     3,000   Kuraray Co., Ltd.                                                      24,619
     3,000   Marui Co., Ltd.                                                        40,526
    22,000   Matsushita Electric Industrial Co., Ltd.                              313,159
     2,000   Matsushita Electric Works, Ltd.                                        18,195

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SECURITY
SHARES                                   NAME                                    VALUE
----------   ------------------------------------------------------------   --------------
COMMON STOCKS -- (CONTINUED)
             JAPAN -- (CONTINUED)
    30,000   Mitsubishi Heavy Industries, Ltd.                              $       81,603
     9,000   Mitsubishi Materials Corp.                                             20,263
     7,000   Mitsui Trust Holdings, Inc.                                            51,461
        83   Mizuho Financial Group, Inc.                                          377,550
     2,000   NGK Spark Plug Co., Ltd.                                               19,243
    13,000   Nippon Oil Corp.                                                       82,071
     6,000   Obayashi Corp.                                                         32,365
       700   Promise Co., Ltd.                                                      46,830
    50,000   Resona Holdings, Inc. (b)                                              89,138
     3,000   Sankyo Co., Ltd.                                                       65,199
     6,000   Sekisui House, Ltd.                                                    66,770
     6,000   Shizuoka Bank, Ltd.                                                    53,152
     6,000   Sumitomo Electric Industries, Ltd.                                     61,367
     3,000   Toppan Printing Co., Ltd.                                              34,047
    12,000   Toray Industries, Inc.                                                 56,681
     2,000   Tostem Inax Holding Corp.                                              43,282
     2,700   Toyota Industries Corp.                                                65,007
        43   UFJ Holdings, Inc.                                                    190,461
                                                                            --------------
                                                                                 2,687,696
                                                                            --------------
             NETHERLANDS -- 4.4%
    12,907   Aegon NV                                                              155,971
       500   DSM NV                                                                 24,589
     5,344   Koninklijke Ahold NV (b)                                               42,031
       810   Koninklijke Numico NV (b)                                              26,086
     6,500   Koninklijke Philips Electronics NV                                    175,405
     2,194   VNU NV                                                                 63,861
                                                                            --------------
                                                                                   487,943
                                                                            --------------
             NEW ZEALAND -- 0.2%
    15,800   Carter Holt Harvey, Ltd.                                               20,785
                                                                            --------------
             NORWAY -- 0.4%
     1,400   Norske Skogindustrier ASA                                              24,962
     2,900   Storebrand ASA                                                         19,845
                                                                            --------------
                                                                                    44,807
                                                                            --------------
             PORTUGAL -- 0.0%
     1,360   Modelo Continente, SGPS, SA (b)                                         2,405
                                                                            --------------
             SINGAPORE -- 0.6%
     5,000   DBS Group Holdings, Ltd.                                               41,917
       548   Haw Par Corp., Ltd.                                                     1,627
     4,000   Singapore Airlines, Ltd.                                               26,081
                                                                            --------------
                                                                                    69,625
                                                                            --------------
             SPAIN -- 4.0%
       500   Acerinox SA                                                            28,528
     1,400   Banco de Sabadell SA                                                   30,387
     7,700   Endesa SA                                                             148,728
     7,352   Iberia Lineas Aereas de Espana SA                                      21,157
     9,766   Repsol YPF SA                                                         214,356
                                                                            --------------
                                                                                   443,156
                                                                            --------------
             SWEDEN -- 2.5%
    12,100   Nordea AB                                                              87,379
     2,800   Skandinaviska Enskilda Banken AB                                       40,626
       600   Svenska Cellulosa AB, Class B                                          22,842
    10,000   TeliaSonera AB                                                         42,463
     2,400   Volvo AB, Class B                                                      83,702
                                                                            --------------
                                                                                   277,012
                                                                            --------------
             SWITZERLAND -- 5.0%
       400   Baloise Holding, Ltd.                                          $       17,416
     4,600   Compagnie Financiere Richemont AG                                     120,394
       900   Credit Suisse Group (b)                                                32,055
        60   Givaudan SA                                                            34,817
     2,514   Holcim Ltd.                                                           137,029
       200   SIG Holding AG                                                         36,257
       200   Swatch Group AG                                                        26,093
       160   Swiss Life Holding (b)                                                 22,379
     1,200   Syngenta AG (b)                                                       100,848
       200   Zurich Financial Services AG                                           31,655
                                                                            --------------
                                                                                   558,943
                                                                            --------------
             UNITED KINGDOM -- 24.2%
    15,139   Abbey National PLC                                                    141,346
    12,163   Aggregate Industries PLC                                               18,143
     6,300   Amvescap PLC                                                           43,091
     3,000   Associated British Foods PLC                                           34,517
     3,200   Associated British Ports Holdings PLC                                  23,532
    24,717   Aviva PLC                                                             255,838
    10,000   BAA PLC                                                               100,687
    30,600   BAE Systems PLC                                                       122,045
    10,000   British Airways PLC (b)                                                50,116
     5,269   British Land Co. PLC                                                   66,471
    24,938   Cable & Wireless PLC (b)                                               58,861
    44,200   Corus Group PLC (b)                                                    31,961
    13,000   Friends Provident PLC                                                  34,704
     3,909   George Wimpey PLC                                                      26,239
     2,800   Hammerson PLC                                                          35,476
     7,300   Hanson PLC                                                             50,362
    16,021   Hilton Group PLC                                                       80,436
     2,292   Imperial Tobacco Group PLC                                             49,532
     7,288   InterContinental Hotels Group PLC                                      77,226
    11,100   International Power PLC (b)                                            28,370
    28,134   ITV PLC                                                                59,111
    19,565   J Sainsbury PLC                                                       101,344
     2,000   Liberty International PLC                                              27,687
     5,144   Mitchells & Butlers PLC                                                26,061
    77,250   mmO2 PLC (b)                                                          130,337
     8,000   Pearson PLC                                                            97,504
     6,000   Peninsular & Oriental Steam Navigation Co.                             24,012
     2,000   RMC Group PLC                                                          22,084
    16,100   Rolls-Royce PLC                                                        73,731
   805,000   Rolls-Royce PLC, Class B (b)                                            1,757
    14,300   Royal & Sun Alliance Insurance Group PLC                               21,461
     2,000   Schroders PLC                                                          22,302
    12,461   Scottish Power PLC                                                     90,388
     4,000   Shire Pharmaceuticals Group PLC (b)                                    35,036
     4,100   Slough Estates PLC                                                     33,469
     6,000   Taylor Woodrow PLC                                                     28,050
     2,910   Trinity Mirror PLC                                                     34,408
   200,000   Vodafone Group PLC                                                    439,313
     2,000   Whitbread PLC                                                          29,924
    10,715   William Morrison Supermarkets PLC                                      45,172
                                                                            --------------
                                                                                 2,672,104
                                                                            --------------
             Total Common Stocks                                                10,890,005
                                                                            --------------
            TOTAL (COST $8,411,790) -- 98.2%(a)                             $   10,890,005
                                                                            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Percentages indicated are based on net assets of $11,092,941.

   (a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

             Unrealized appreciation                $   2,809,138
             Unrealized depreciation                     (330,923)
                                                    -------------
             Net unrealized appreciation            $   2,478,215
                                                    =============

   (b) Represents non-income producing security.
PLC -- Public Limited Company

The table below sets forth the diversification of the International Equity Fund investments by industry.

                   INDUSTRY DIVERSIFICATION                          PERCENT*
--------------------------------------------------------------   ---------------
Aerospace/Defense                                                           1.8%
Airlines                                                                    2.3%
Automobile                                                                  6.8%
Banking                                                                    15.8%
Beverages                                                                   0.7%
Building Products                                                           5.6%
Chemicals                                                                   3.3%
Computer Systems                                                            1.1%
Diversified                                                                 1.9%
Electrical & Electronics                                                    9.4%
Energy Sources                                                              1.4%
Financial Services                                                          3.0%
Food & Household Products                                                   1.1%
Food Retailer                                                               1.9%
Forest Products & Paper                                                     0.6%
Hotels & Lodging                                                            1.4%
Insurance                                                                   8.8%
Machinery                                                                   1.4%
Materials & Commodities                                                     4.0%
Oil & Gas Production & Services                                             4.8%
Paper & Related Products                                                    0.2%
Pharmaceuticals                                                             0.9%
Photographic Products                                                       0.8%
Publishing                                                                  4.3%
Real Estate                                                                 2.5%
Retail                                                                      2.6%
Telecommunications                                                          9.0%
Tobacco                                                                     0.4%
Transportation                                                              0.4%
                                                                           ----
     Total Common Stocks                                                   98.2%
                                                                           ====

* Percentages indicated are based on net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMSOUTH INTERNATIONAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 -- (UNAUDITED)

ASSETS:
   Investments, at value (cost $8,411,790)                        $  10,890,005
   Cash                                                                 156,438
   Foreign currency, at value (cost $41,201)                             41,157
   Interest and dividends receivable                                     15,682
   Receivable from reclaims                                               5,610
                                                                  -------------
     Total Assets                                                    11,108,892
                                                                  -------------

LIABILITIES:
   Accrued expenses and other payables:
     Investment advisory fees                                             5,464
     Administration fees                                                      3
     Shareholder servicing fees                                           2,232
     Other                                                                8,252
                                                                  -------------
        Total Liabilities                                                15,951
                                                                  -------------

NET ASSETS:
     Capital                                                         10,535,030
     Accumulated net investment income/(loss)                            82,981
     Accumulated net realized gains/(losses) from investments
        and foreign currency transactions                            (2,003,442)
     Unrealized appreciation/depreciation from investments and
        translation of assets and liabilities denominated in
        foreign currencies                                            2,478,372
                                                                  -------------
        Net Assets                                                $  11,092,941
                                                                  =============
     Outstanding units of beneficial interest (shares)                1,066,887
                                                                  =============
     Net Asset Value                                              $       10.40
                                                                  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED
JUNE 30, 2004 -- (UNAUDITED)

INVESTMENT INCOME:
   Interest income                                                $          21
   Dividend income                                                      177,764
   Foreign withholding tax expense                                      (21,647)
                                                                  -------------
      Total income                                                      156,138
                                                                  -------------

EXPENSES:
      Investment advisory fees                                           53,242
      Administration fees                                                10,648
      Shareholder servicing fees                                         13,310
      Accounting fees                                                     7,749
      Audit fees                                                          6,008
      Custodian fees                                                      3,992
      Transfer agent fees                                                 5,000
      Other fees                                                          6,159
                                                                  -------------
        Total expenses before fee reductions/reimbursements             106,108
      Expenses reduced/reimbursed by Investment Advisor                 (23,426)
      Expenses reduced by Administrator                                  (5,324)
      Expenses reduced by Transfer Agent                                 (4,201)
                                                                  -------------
      Net expenses                                                       73,157
                                                                  -------------
Net Investment Income/(Loss)                                             82,981
                                                                  -------------

REALIZED/UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:
   Net realized gains/(losses) from investments and foreign
      currency transactions                                             158,072
   Change in unrealized appreciation/depreciation
      from investments and translation of assets and liabilties
      denominated in foreign currencies                                 532,687
                                                                  -------------
      Net realized/unrealized gains/(losses) from investments           690,759
                                                                  -------------
      Change in net assets resulting from operations              $     773,740
                                                                  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SIX MONTHS
                                                                         ENDED         YEAR ENDED
                                                                       JUNE 30,       DECEMBER 31,
                                                                         2004             2003
                                                                     -------------    -------------
                                                                      (UNAUDITED)
OPERATIONS:
   Net investment income/(loss)                                      $      82,981    $      49,866
   Net realized gains/(losses) from investments and foreign
     currency transactions                                                 158,072          248,743
   Change in unrealized appreciation/depreciation from investments and translation of assets and liabilities denominated
     in foreign currencies                                                 532,687        3,208,334
                                                                     -------------    -------------
   Change in net assets resulting from operations                          773,740        3,506,943
                                                                     -------------    -------------

DIVIDENDS TO SHAREHOLDERS:
   From net investment income                                                   --          (49,717)
                                                                     -------------    -------------
   Change in net assets from dividends to shareholders                          --          (49,717)
                                                                     -------------    -------------

CAPITAL TRANSACTIONS:
   Proceeds from shares issued                                             188,032          172,044
   Dividends reinvested                                                         --           49,717
   Cost of shares redeemed                                                 (17,114)         (18,766)
                                                                     -------------    -------------
   Change in net assets from capital share transactions                    170,918          202,995
                                                                     -------------    -------------
   Change in net assets                                                    944,658        3,660,221

NET ASSETS:
   Beginning of period                                                  10,148,283        6,488,062
                                                                     -------------    -------------
   End of period                                                     $  11,092,941    $  10,148,283
                                                                     =============    =============

SHARE TRANSACTIONS:
   Issued                                                                   18,709           20,949
   Reinvested                                                                   --            5,289
   Redeemed                                                                 (1,694)          (2,496)
                                                                     -------------    -------------
   Change in shares                                                         17,015           23,742
                                                                     =============    =============
   Accumulated Net Investment Income                                 $      82,981       $       --
                                                                     =============    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
     Selected data for a share outstanding throughout the period indicated.

                                            SIX MONTHS
                                              ENDED             YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                             JUNE 30,          DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2004                2003             2002             2001           2000 (a)
                                           ------------        ------------     ------------     ------------     ------------
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD       $       9.67        $       6.32     $       7.59     $      10.00     $      10.00
                                           ------------        ------------     ------------     ------------     ------------

OPERATIONS:
Net investment income/(loss)                       0.08                0.05             0.05             0.04               --
Net realized/unrealized gains/(losses)
  from investments                                 0.65                3.35            (1.29)           (2.45)              --
                                           ------------        ------------     ------------     ------------     ------------
Total from operations                              0.73                3.40            (1.24)           (2.41)              --
                                           ------------        ------------     ------------     ------------     ------------

DIVIDENDS:
From net investment income                           --               (0.05)           (0.03)              --               --
                                           ------------        ------------     ------------     ------------     ------------
Total from dividends                                 --               (0.05)           (0.03)              --               --
                                           ------------        ------------     ------------     ------------     ------------
Net Asset Value, End of Period             $      10.40        $       9.67     $       6.32     $       7.59     $      10.00
                                           ============        ============     ============     ============     ============
Total Return                                       7.55%(b)           53.78%          (16.40%)         (24.10%)           0.00%(b)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)          $     11,093        $     10,148     $      6,488     $      7,707     $      9,999
Ratio of expenses to average net assets            1.36%(c)            1.50%            1.50%            1.50%            1.50%(c)
Ratio of net investment income/(loss)
  to average net assets                            1.56%(c)            0.65%            0.67%            0.45%           (1.50%)(c)
Ratio of expenses to average net assets*           1.99%(c)            2.16%            2.43%            2.62%            8.65%(c)
Portfolio turnover                                 4.66%              14.59%          118.41%           60.35%            0.00%

----------
(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.
(b)  Not annualized.
(c)  Annualized.
  * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH
  LARGE CAP FUND


PORTFOLIO MANAGER

          RON LINDQUIST
          SR. VICE PRESIDENT -- PORTFOLIO MANAGER
          AMSOUTH ASSET MANAGEMENT, INC.


Equity securities are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT www.amsouthfunds.com

Q. How did the Fund perform?

For the six-month period ended June 30, 2004, the AmSouth Large Cap Fund (Variable Annuity) provided a total return of 1.49%. The total return for the Fund's benchmark, the S&P 500 Index,(1) was 3.44%.

Q. How did market events influence the Fund's performance?

The market seemed to persist in its preference for smaller-size companies across the capitalization ranges. In this climate, our Fund's historic emphasis on larger-capitalization growth stocks, in part, caused the Fund to under-perform the S&P 500 Index, our traditional benchmark index. On average, the stocks the Fund owns are considerably larger, in terms of market capitalization, than the stocks comprising the index.

The Fund's important technology sector was both the largest exposure weighting and the poorest performer for the period. This underperformance primarily was due to our Fund's exposure to the semiconductor industry--historically, one of the technology sector's more volatile industries. In particular, we owned Intel, which declined 13%, and Linear Technology, which was off 6%.

Q. What were your key strategies for the six-month period?

We maintained our long-term strategy of investing in reasonably priced growth stocks of large-sized companies with long track records of above average success in earnings-per-share growth and in relative consistency of that earnings growth. We continued to focus on the six economic sectors that we believe are the key long-term drivers of the economy: technology (31.0% of the portfolio), health care (24.2%), consumer discretionary (14.3%), industrials (12.8%), consumer staples (12.2%) and financials (4.6%). The remainder of the portfolio (0.9%) was invested in cash equivalents.

Consistent with our long-term investing perspective, which typically engenders low portfolio turnover, we removed only five holdings from our portfolio of 69 stocks. We replaced them with five new names. Those issues we eliminated included InterPublic, Sara Lee, Altria, Albertson's and Tyco. In each case, the company we removed no longer exhibited the long-term growth qualities it had demonstrated earlier in its history, when we initially invested in it. As replacements, we added five new names that we believe offer shareholders impressive long-term growth characteristics: Harley Davidson, Starbuck's, Marsh & McLennan, Allergan and Apollo. As is typical of our "gradualist" approach, these additions currently represent small weightings within the portfolio. We prefer to build new positions slowly and to do so as the companies' fortunes are on the ascent.

As of June 30, 2004, the Fund's five largest holdings were IBM (3.3% of assets), Johnson & Johnson (3.2%), Microsoft (2.9%), General Electric (2.8%) and Pfizer (2.5%).(2)

Q. How are you positioning the Fund for the months ahead?

We are contemplating no significant changes in Fund focus or emphasis. We remain optimistic about our traditional approach to large-cap growth investing. Rather than trying to predict the market's short- to intermediate-term trends or movements, we prefer to focus on individual stocks whose demonstrated superior fundamental characteristics suggest attractive long-term growth potential. Our bullish outlook causes us to view market downturns as opportunities to purchase high quality, growth-type stocks at attractive prices and market upturns as merely confirmations of our choices. "Time is the investor's Archimedes Lever," it is said, and we intend to take full advantage of this readily available asset by being patient and focused on our long-term objective.

(1) THE PERFORMANCE OF THE AMSOUTH LARGE CAP FUND IS MEASURED AGAINST THE S&P 500 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A PORTFOLIO, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(2) THE FUND'S PORTFOLIO IS CURRENT TO JUNE 30, 2004. THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

AMSOUTH LARGE CAP FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 -- (UNAUDITED)

SHARES                                                                           VALUE
----------                                                                  --------------
COMMON STOCKS -- 99.1%
             AEROSPACE/DEFENSE -- 3.6%
     2,500   Boeing Co.                                                     $      127,725
     1,000   General Dynamics Corp.                                                 99,300
     1,000   United Technologies Corp.                                              91,480
                                                                            --------------
                                                                                   318,505
                                                                            --------------
             BEVERAGES -- 3.5%
     3,000   Coca-Cola Co.                                                         151,440
     3,000   PepsiCo, Inc.                                                         161,640
                                                                            --------------
                                                                                   313,080
                                                                            --------------
             BUSINESS EQUIPMENT & SERVICES -- 1.3%
     3,500   Paychex, Inc.                                                         118,580
                                                                            --------------
             COMPUTER HARDWARE -- 9.0%
     3,500   Dell, Inc. (b)                                                        125,370
    10,000   Hewlett-Packard Co.                                                   211,000
     3,300   IBM Corp.                                                             290,895
     6,000   Network Appliance, Inc. (b)                                           129,180
    10,000   Sun Microsystems, Inc. (b)                                             43,400
                                                                            --------------
                                                                                   799,845
                                                                            --------------
             COMPUTER SOFTWARE & SERVICES -- 13.3%
     1,200   Apollo Group, Inc., Class A (b)                                       105,948
     5,000   Automatic Data Processing, Inc.                                       209,400
     3,000   BMC Software, Inc. (b)                                                 55,500
     8,000   Cisco Systems, Inc. (b)                                               189,600
    11,000   EMC Corp. (b)                                                         125,400
     9,000   Microsoft Corp.                                                       257,040
    12,000   Oracle Corp. (b)                                                      143,160
     4,000   SunGard Data Systems, Inc. (b)                                        104,000
                                                                            --------------
                                                                                 1,190,048
                                                                            --------------
             CONSUMER GOODS -- 3.1%
     1,000   Clorox Co.                                                             53,780
     2,600   Gillette Co.                                                          110,240
     2,000   Procter & Gamble Co.                                                  108,880
                                                                            --------------
                                                                                   272,900
                                                                            --------------
             DIVERSIFIED MANUFACTURING -- 4.6%
     7,600   General Electric Co.                                                  246,240
     1,500   Honeywell International, Inc.                                          54,945
     1,100   Illinois Tool Works, Inc.                                             105,479
                                                                            --------------
                                                                                   406,664
                                                                            --------------
             ELECTRONIC COMPONENTS -- 0.8%
     2,500   Agilent Technologies, Inc. (b)                                         73,200
                                                                            --------------
             ENTERTAINMENT -- 1.4%
     5,000   Walt Disney Co.                                                       127,450
                                                                            --------------
             FINANCIAL SERVICES -- 1.9%
     1,600   American Express Co.                                                   82,208
     1,800   Citigroup, Inc.                                                        83,700
                                                                            --------------
                                                                                   165,908
                                                                            --------------
             FOOD DISTRIBUTORS & WHOLESALERS -- 2.0%
     5,000   Sysco Corp.                                                           179,350
                                                                            --------------
             HEALTH CARE -- 6.1%
     2,000   Cardinal Health, Inc.                                          $      140,100
     5,000   Johnson & Johnson                                                     278,500
     2,000   UnitedHealth Group, Inc.                                              124,500
                                                                            --------------
                                                                                   543,100
                                                                            --------------
             HEALTH CARE -- DRUGS -- 2.9%
             550Allergan, Inc.                                                      49,236
     3,800   Amgen, Inc. (b)                                                       207,366
                                                                            --------------
                                                                                   256,602
                                                                            --------------
             INSURANCE -- 2.8%
     2,100   AFLAC, Inc.                                                            85,701
     1,300   American International Group, Inc.                                     92,664
     1,500   Marsh & McLennan Cos., Inc.                                            68,070
                                                                            --------------
                                                                                   246,435
                                                                            --------------
             MACHINERY & EQUIPMENT -- 1.4%
     3,000   Dover Corp.                                                           126,300
                                                                            --------------
             MEDIA -- 1.1%
     1,300   McGraw Hill Cos., Inc.                                                 99,541
                                                                            --------------
             MEDICAL EQUIPMENT & SUPPLIES -- 2.5%
     4,500   Medtronic, Inc.                                                       219,240
                                                                            --------------
             MOTORCYCLES -- 0.6%
       850   Harley-Davidson, Inc.                                                  52,649
                                                                            --------------
             OFFICE EQUIPMENT & SERVICES -- 1.2%
     2,500   Pitney Bowes, Inc.                                                    110,625
                                                                            --------------
             PHARMACEUTICALS -- 12.7%
     4,000   Abbott Laboratories                                                   163,040
     2,500   Bristol-Myers Squibb Co.                                               61,250
     2,200   Genentech, Inc. (b)                                                   123,640
     2,800   MedImmune, Inc. (b)                                                    65,520
     4,500   Merck & Co., Inc.                                                     213,750
     6,500   Pfizer, Inc.                                                          222,820
     6,500   Schering-Plough Corp.                                                 120,120
     4,500   Wyeth                                                                 162,720
                                                                            --------------
                                                                                 1,132,860
                                                                            --------------
             RAW MATERIALS -- 1.1%
     1,500   Avery Dennison Corp.                                                   96,015
                                                                            --------------
             RESTAURANTS -- 1.7%
     6,000   McDonald's Corp.                                                      156,000
                                                                            --------------
             RETAIL -- 12.9%
     2,200   Bed Bath & Beyond, Inc. (b)                                            84,590
     4,500   Dollar General Corp.                                                   88,020
     4,000   Gap, Inc.                                                              97,000
     5,000   Home Depot, Inc.                                                      176,000
     1,500   Lowe's Cos., Inc.                                                      78,825
     2,300   Staples, Inc.                                                          67,413
     1,700   Starbucks Corp. (b)                                                    73,916
     7,000   TJX Cos., Inc.                                                        168,980
     4,000   Wal-Mart Stores, Inc.                                                 211,040
     3,000   Walgreen Co.                                                          108,630
                                                                            --------------
                                                                                 1,154,414
                                                                            --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SHARES                                                                           VALUE
----------                                                                  --------------
COMMON STOCKS -- (CONTINUED)
             SEMICONDUCTORS -- 5.7%
    10,500   Applied Materials, Inc. (b)                                    $      206,010
     6,000   Intel Corp.                                                           165,600
     3,500   Linear Technology Corp.                                               138,145
                                                                            --------------
                                                                                   509,755
                                                                            --------------
             TELECOMMUNICATIONS-EQUIPMENT -- 1.9%
     4,000   Motorola, Inc.                                                         73,000
     4,500   Nokia Oyj -- ADR                                                       65,430
     4,000   Tellabs, Inc. (b)                                                      34,960
                                                                            --------------
                                                                                   173,390
                                                                            --------------
             Total Common Stocks                                                 8,842,456
                                                                            --------------

INVESTMENT COMPANIES -- 0.9%
     9,768   AIM Liquid Assets Money Market Fund                            $        9,768
    73,542   AIM Prime Money Market Fund                                            73,542
                                                                            --------------
             Total Investment Companies                                             83,310
                                                                            --------------
             TOTAL (COST $9,008,333) -- 100.0%                              $    8,925,766
                                                                            ==============

----------
Percentages indicated are based on net assets of $8,896,111.

   (a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized depreciation of securities as follows:

             Unrealized appreciation                $   1,122,109
             Unrealized depreciation                   (1,204,676)
                                                    -------------
             Net unrealized depreciation            $     (82,567)
                                                    =============

   (b) Represents non-income producing security.

ADR -- American Depositary Receipt

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMSOUTH LARGE CAP FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 -- (UNAUDITED)

ASSETS:
   Investments, at value (cost $9,008,333)                                  $   8,925,766
   Dividends receivable                                                             8,399
                                                                            -------------
     Total Assets                                                               8,934,165
                                                                            -------------

LIABILITIES:
   Payable to custodian                                                            26,053
   Accrued expenses and other payables:
     Investment advisory fees                                                       1,359
     Shareholder servicing fees                                                     1,820
     Custody fees                                                                      44
     Other                                                                          8,778
                                                                            -------------
        Total Liabilities                                                          38,054
                                                                            -------------

NET ASSETS:
     Capital                                                                    9,274,077
     Accumulated net investment income/(loss)                                       3,617
     Accumulated net realized gains/(losses) from investment transactions        (299,016)
     Unrealized appreciation/depreciation from investments                        (82,567)
                                                                            -------------
        Net Assets                                                          $   8,896,111
                                                                            =============
     Outstanding units of beneficial interest (shares)                          1,001,766
                                                                            =============
     Net Asset Value                                                        $        8.88
                                                                            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 -- (UNAUDITED)

INVESTMENT INCOME:
  Dividend income                                                   $      47,601
                                                                    -------------
     Total income                                                          47,601
                                                                    -------------

EXPENSES:
     Investment advisory fees                                              30,503
     Administration fees                                                    8,715
     Shareholder servicing fees                                            10,894
     Accounting fees                                                        3,924
     Audit fees                                                             6,010
     Custodian fees                                                           261
     Transfer agent fees                                                    5,000
     Other fees                                                             5,071
                                                                    -------------
        Total expenses before fee reductions                               70,378
     Expenses reduced by Investment Advisor                               (13,073)
     Expenses reduced by Administrator                                     (8,715)
     Expenses reduced by Transfer Agent                                    (4,346)
                                                                    -------------
     Net expenses                                                          44,244
                                                                    -------------
Net Investment Income/(Loss)                                                3,357
                                                                    -------------

REALIZED/UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:
  Net realized gains/(losses) from investment transactions                 16,351
  Change in unrealized appreciation/depreciation from investments          98,384
                                                                    -------------
     Net realized/unrealized gains/(losses) from investments              114,735
                                                                    -------------
     Change in net assets resulting from operations                 $     118,092
                                                                    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SIX MONTHS
                                                                         ENDED         YEAR ENDED
                                                                       JUNE 30,       DECEMBER 31,
                                                                         2004             2003
                                                                     -------------    -------------
                                                                      (UNAUDITED)
OPERATIONS:
   Net investment income/(loss)                                      $       3,357    $      16,005
   Net realized gains/(losses) from investment transactions                 16,351         (138,120)
   Change in unrealized appreciation/depreciation from investments          98,384        1,770,387
                                                                     -------------    -------------
   Change in net assets resulting from operations                          118,092        1,648,272
                                                                     -------------    -------------

DIVIDENDS TO SHAREHOLDERS:
   From net investment income                                                   --          (15,930)
                                                                     -------------    -------------
   Change in net assets from dividends to shareholders                          --          (15,930)
                                                                     -------------    -------------

CAPITAL TRANSACTIONS:
   Proceeds from shares issued                                             479,159          982,101
   Dividends reinvested                                                         --           15,930
   Cost of shares redeemed                                                (138,806)        (221,599)
                                                                     -------------    -------------
   Change in net assets from capital share transactions                    340,353          776,432
                                                                     -------------    -------------
   Change in net assets                                                    458,445        2,408,774

NET ASSETS:
   Beginning of period                                                   8,437,666        6,028,892
                                                                     -------------    -------------
   End of period                                                     $   8,896,111    $   8,437,666
                                                                     =============    =============

SHARE TRANSACTIONS:
   Issued                                                                   53,715          125,648
   Reinvested                                                                   --            2,018
   Redeemed                                                                (15,749)         (28,846)
                                                                     -------------    -------------
   Change in shares                                                         37,966           98,820
                                                                     =============    =============
   Accumulated Net Investment Income                                 $       3,617    $         260
                                                                     =============    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH LARGE CAP FUND
FINANCIAL HIGHLIGHTS
    Selected data for a share outstanding throughout the period indicated.

                                            SIX MONTHS
                                              ENDED             YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                             JUNE 30,          DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2004                2003             2002             2001           2000 (a)
                                           ------------        ------------     ------------     ------------     ------------
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD       $       8.75        $       6.97     $       9.12     $      10.00     $      10.00
                                           ------------        ------------     ------------     ------------     ------------

OPERATIONS:
Net investment income/(loss)                         --(d)             0.02             0.01               --               --
Net realized/unrealized gains/(losses)
  from investments                                 0.13                1.78            (2.15)           (0.88)              --
                                           ------------        ------------     ------------     ------------     ------------
Total from operations                              0.13                1.80            (2.14)           (0.88)              --
                                           ------------        ------------     ------------     ------------     ------------

DIVIDENDS:
From net investment income                           --               (0.02)           (0.01)              --               --
                                           ------------        ------------     ------------     ------------     ------------
Total from dividends                                 --               (0.02)           (0.01)              --               --
                                           ------------        ------------     ------------     ------------     ------------
Net Asset Value, End of Period             $       8.88        $       8.75     $       6.97     $       9.12     $      10.00
                                           ============        ============     ============     ============     ============
Total Return                                       1.49%(b)           25.81%          (23.44%)          (8.77%)           0.00%(b)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)          $      8,896        $      8,438     $      6,029     $      6,450     $      4,999
Ratio of expenses to average net assets            1.02%(c)            1.06%            1.09%            1.16%            1.25%(c)
Ratio of net investment income to
  average net assets                               0.08%(c)            0.23%            0.18%           (0.04%)          (1.25%)(c)
Ratio of expenses to average net assets*           1.61%(c)            1.57%            1.84%            2.05%           14.96%(c)
Portfolio turnover                                 3.69%               5.14%            4.74%            4.81%            0.00%

----------
(a) For the period from December 29, 2000 (commencement of operations) to December 31, 2000.
(b)  Not annualized.
(c)  Annualized.
(d)  Less than one cent per share.
  * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH
  MID CAP FUND


PORTFOLIO MANAGERS

          NEIL WRIGHT,
          JANNA SAMPSON,
          PETER JANKOVSKIS
          OAKBROOK INVESTMENTS, LLC (SUB-ADVISOR)

          OAKBROOK INVESTMENTS, LLC ASSUMED MANAGEMENT OF THE FUND ON JUNE 20, 2002.

Mid capitalization stocks typically carry additional risk, since smaller companies generally have higher risk of failure and, historically, their stocks have experienced a greater degree of volatility.


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT www.amsouthfunds.com

Q. How did the Fund perform?

For the six months ended June 30, 2004, the AmSouth Mid Cap Fund (Variable Annuity) provided a total return of 5.42%. The total return for the Fund's benchmark, the S&P Mid Cap 400 Index,(1) was 6.08%.

Q. What factors contributed to the Fund's performance?

The Fund's performance was in line with that of the S&P Mid Cap 400, the mid-cap index the Fund seeks to track in terms of diversification and risk exposure. (The difference in returns between the index and the Fund primarily is due to the management and other fees charged to the Fund.) Stocks in the mid- and small-capitalization ranges outperformed larger-cap stocks during the period. Rising interest rates, fears of terrorism, the return of inflation and other market concerns did not weigh as heavily on small- and mid-sized companies as they did on larger companies. In general, the companies we focused on were large enough to withstand the gyrations in the market and remain relatively unscathed by the economic and geopolitical uncertainties plaguing larger companies but still small enough to have strong earnings prospects.

Q. How did you position the Fund throughout the period?

Our sector-weight decisions added value during the period, especially our over-weights in the energy and industrials sectors. Under-weighted sectors included health care, financials and consumer discretionary.

As of June 30, 2004, the Fund's five largest stock holdings were Coach Inc., 1.08% of the Fund's assets; National Commerce Finance, 0.94%; Harman International Industries, 0.93%; Microchip Technology, 0.91%; and D.R. Horton, 0.90%.(2)

Q. What is your outlook for the market?

We expect economic growth to continue in the face of slow, measured increases in interest rates. Continued strength in the economy should support further gains in corporate earnings. We believe small- and mid-cap stocks may be positioned favorably for continued growth and outperformance potential.

(1) THE PERFORMANCE OF THE AMSOUTH MID CAP FUND IS MEASURED AGAINST THE S&P MID CAP 400 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF MID-CAP STOCKS AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A PORTFOLIO, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(2) THE FUND'S PORTFOLIO IS CURRENT TO JUNE 30, 2004. THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

AMSOUTH MID CAP FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 -- (UNAUDITED)

SHARES                                                                           VALUE
----------                                                                  --------------
COMMON STOCKS -- 95.7%
             CONSUMER DISCRETIONARY -- 17.5%
     1,000   Abercrombie & Fitch Co., Class A                               $       38,750
       400   American Eagle Outfitters, Inc. (b)                                    11,564
       400   American Greetings Corp., Class A (b)                                   9,272
       300   AnnTaylor Stores Corp. (b)                                              8,694
       450   Applebee's International, Inc.                                         10,359
       100   Bandag, Inc.                                                            4,453
       400   Barnes & Noble, Inc. (b)                                               13,592
       200   Belo Corp., Class A                                                     5,370
       400   BJ's Wholesale Club, Inc. (b)                                          10,000
       300   Blyth, Inc.                                                            10,347
       200   Bob Evans Farms, Inc.                                                   5,476
       900   Borders Group, Inc.                                                    21,096
       400   Boyd Gaming Corp.                                                      10,628
       900   Brinker International, Inc. (b)                                        30,708
     1,700   Caesars Entertainment, Inc. (b)                                        25,500
       400   Callaway Golf Co.                                                       4,536
       100   CarMax, Inc. (b)                                                        2,187
       300   Catalina Marketing Corp. (b)                                            5,487
       300   CDW Corp.                                                              19,128
       200   Chico's FAS, Inc. (b)                                                   9,032
     1,100   Claire's Stores, Inc.                                                  23,870
     1,400   Coach, Inc. (b)                                                        63,265
       500   Copart, Inc. (b)                                                       13,350
     1,850   D. R. Horton, Inc.                                                     52,540
       200   Dollar Tree Stores, Inc. (b)                                            5,486
       300   Emmis Communications Corp., Class A (b)                                 6,294
       600   Entercom Communications Corp. (b)                                      22,380
       300   Federal Signal Corp.                                                    5,583
       300   Furniture Brands International, Inc.                                    7,515
       100   Gentex Corp.                                                            3,968
       400   GTECH Holdings Corp.                                                   18,524
       600   Harman International Industries, Inc.                                  54,600
       600   Harte-Hanks, Inc.                                                      14,646
       700   Hovnanian Enterprises, Inc., Class A (b)                               24,297
       200   Lancaster Colony Corp.                                                  8,328
       600   Lear Corp.                                                             35,394
       600   Lennar Corp.                                                           26,832
       300   Macrovision Corp. (b)                                                   7,509
       400   Mandalay Resort Group                                                  27,456
       200   Media General, Inc., Class A                                           12,844
       400   Michaels Stores, Inc.                                                  22,000
       200   Modine Manufacturing Co.                                                6,370
       400   Mohawk Industries, Inc. (b)                                            29,332
       100   O'Reilly Automotive, Inc. (b)                                           4,520
       100   Outback Steakhouse, Inc.                                                4,136
       400   Pacific Sunwear of California, Inc. (b)                                 7,828
       400   Payless ShoeSource, Inc. (b)                                            5,964
       400   PETsMART, Inc.                                                         12,980
     1,000   Pier 1 Imports, Inc.                                                   17,690
       600   Reader's Digest Assoc., Class A                                         9,594
       500   Regis Corp.                                                            22,295
       500   Rent-A-Center, Inc. (b)                                                14,965
       900   Ross Stores, Inc.                                                      24,084
       300   Ryland Group, Inc.                                                     23,460
       800   Saks, Inc.                                                             12,000
       200   Scholastic Corp. (b)                                                    5,990
       500   Six Flags, Inc. (b)                                            $        3,630
       100   Superior Industries International, Inc.                                 3,345
       300   Thor Industries, Inc.                                                  10,038
       400   Timberland Co., Class A (b)                                            25,836
       400   Toll Brothers, Inc. (b)                                                16,928
       300   Tupperware Corp.                                                        5,829
       400   United Rentals, Inc. (b)                                                7,156
       600   Westwood One, Inc. (b)                                                 14,280
       700   Williams-Sonoma, Inc. (b)                                              23,072
                                                                            --------------
                                                                                 1,024,182
                                                                            --------------
             CONSUMER STAPLES -- 4.1%
       300   Church & Dwight Co., Inc.                                              13,734
       200   Constellation Brands, Inc., Class A (b)                                 7,426
     1,300   Dean Foods Co. (b)                                                     48,503
     1,300   Hormel Foods Corp.                                                     40,430
       200   Interstate Bakeries Corp.                                               2,170
       300   J.M. Smucker Co.                                                       13,773
       900   PepsiAmericas, Inc.                                                    19,116
       300   Ruddick Corp.                                                           6,735
       300   Sensient Technologies Corp.                                             6,444
       600   Smithfield Foods, Inc. (b)                                             17,640
     2,000   Tyson Foods, Inc., Class A                                             41,900
       100   Universal Corp.                                                         5,094
       200   Whole Foods Market, Inc.                                               19,090
                                                                            --------------
                                                                                   242,055
                                                                            --------------
             ENERGY -- 8.0%
       600   Cooper Cameron Corp. (b)                                               29,220
       900   ENSCO International, Inc.                                              26,190
       300   Equitable Resources, Inc.                                              15,513
       400   FMC Technologies, Inc. (b)                                             11,520
       300   Forest Oil Corp. (b)                                                    8,196
       700   Grant Prideco, Inc. (b)                                                12,922
       400   Hanover Compressor Co. (b)                                              4,760
       300   Helmerich & Payne, Inc.                                                 7,836
       500   Murphy Oil Corp.                                                       36,850
       900   National-Oilwell, Inc. (b)                                             28,341
       500   Newfield Exploration Co. (b)                                           27,870
       500   Noble Energy, Inc.                                                     25,500
       100   Patterson-UTI Energy, Inc.                                              3,341
     1,100   Pioneer Natural Resources Co.                                          38,588
       600   Pogo Producing Co.                                                     29,640
       800   Pride International, Inc. (b)                                          13,688
       300   Smith International, Inc. (b)                                          16,728
       300   Tidewater, Inc.                                                         8,940
     1,100   Varco International, Inc. (b)                                          24,079
       800   Weatherford International, Ltd. (b)                                    35,984
       400   Western Gas Resources, Inc.                                            12,992
     1,750   XTO Energy, Inc.                                                       52,133
                                                                            --------------
                                                                                   470,831
                                                                            --------------
             FINANCIALS -- 16.9%
       500   A.G. Edwards, Inc.                                                     17,015
       300   Allmerica Financial Corp. (b)                                          10,140
       500   AMB Property Corp.                                                     17,315
       100   American Financial Group, Inc.                                          3,057

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SHARES                                                                           VALUE
----------                                                                  --------------
COMMON STOCKS -- (CONTINUED)
             FINANCIALS -- (CONTINUED)
       200   AmeriCredit Corp. (b)                                          $        3,906
       200   AmerUs Group Co.                                                        8,280
       500   Arthur J. Gallagher & Co.                                              15,225
       150   Associated Banc-Corp.                                                   4,445
       500   Astoria Financial Corp.                                                18,290
       300   Bank of Hawaii Corp.                                                   13,566
       500   Banknorth Group, Inc.                                                  16,240
       200   Brown & Brown, Inc.                                                     8,620
       300   City National Corp.                                                    19,710
     1,500   Colonial BancGroup, Inc.                                               27,255
       200   Commerce Bancorp, Inc.                                                 11,002
       300   Compass Bancshares, Inc.                                               12,900
       600   Cullen/Frost Bankers, Inc.                                             26,850
       400   Eaton Vance Corp.                                                      15,284
       500   Everest Re Group, Ltd.                                                 40,180
       965   Fidelity National Financial, Inc.                                      36,033
       900   First American Corp.                                                   23,301
       300   Greater Bay Bancorp                                                     8,670
     1,150   GreenPoint Financial Corp.                                             45,655
     1,500   Hibernia Corp., Class A                                                36,450
       300   Highwoods Properties, Inc.                                              7,050
       200   Horace Mann Educators Corp.                                             3,496
       400   Hospitality Properties Trust                                           16,920
       100   Independence Community Bank Corp.                                       3,640
       300   IndyMac Bancorp, Inc.                                                   9,480
       300   LaBranche & Co., Inc.                                                   2,526
       200   Legg Mason, Inc.                                                       18,202
       100   Leucadia National Corp.                                                 4,970
       500   Liberty Property Trust                                                 20,105
       300   Mack-Cali Realty Corp.                                                 12,414
       100   Mercantile Bankshares Corp.                                             4,682
       300   MONY Group, Inc. (b)                                                    9,390
     1,700   National Commerce Financial Corp.                                      55,249
       500   New Plan Excel Realty Trust                                            11,680
     1,566   New York Community Bancorp, Inc.                                       30,741
       300   Ohio Casualty Corp. (b)                                                 6,039
     1,600   Old Republic International Corp.                                       37,952
       500   PMI Group, Inc.                                                        21,760
       800   Protective Life Corp.                                                  30,936
       300   Provident Financial Group, Inc.                                        11,838
       800   Radian Group, Inc.                                                     38,320
       450   Raymond James Financial, Inc.                                          11,903
     1,100   SEI Investments Co.                                                    31,944
       200   Silicon Valley Bancshares (b)                                           7,930
       300   StanCorp Financial Group, Inc.                                         20,100
       400   TCF Financial Corp.                                                    23,220
       700   United Dominion Realty Trust, Inc.                                     13,846
       800   W.R. Berkley Corp.                                                     34,360
       900   Waddell & Reed Financial, Inc., Class A                                19,899
        40   Washington Federal, Inc.                                                  960
       300   Webster Financial Corp.                                                14,106
       200   Westamerica Bancorporation                                             10,490
       100   Wilmington Trust Corp.                                                  3,722
                                                                            --------------
                                                                                   989,259
                                                                            --------------
             HEALTH CARE -- 9.9%
       500   Apogent Technologies, Inc. (b)                                         16,000
       300   Apria Healthcare Group, Inc. (b)                                        8,610
       600   Barr Laboratories, Inc. (b)                                    $       20,220
       300   Beckman Coulter, Inc.                                                  18,300
       300   Cephalon, Inc. (b)                                                     16,200
       300   Charles River Laboratories International, Inc. (b)                     14,661
     1,000   Community Health Systems, Inc. (b)                                     26,770
       300   Covance, Inc. (b)                                                      11,574
       800   Coventry Health Care, Inc. (b)                                         39,120
       700   Cytyc Corp. (b)                                                        17,759
       200   DENTSPLY International, Inc.                                           10,420
       700   Health Net, Inc. (b)                                                   18,550
       300   Henry Schein, Inc. (b)                                                 18,942
       600   Hillenbrand Industries, Inc.                                           36,270
     1,800   IVAX Corp. (b)                                                         43,182
       200   LifePoint Hospitals, Inc. (b)                                           7,444
       100   Lincare Holdings, Inc. (b)                                              3,286
     1,700   Millenium Pharmaceuticals, Inc. (b)                                    23,460
       600   Omnicare, Inc.                                                         25,686
       500   Oxford Health Plans, Inc.                                              27,520
       100   PacifiCare Health Systems, Inc. (b)                                     3,866
       400   Par Pharmaceutical Cos., Inc. (b)                                      14,084
       200   Patterson Cos., Inc. (b)                                               15,298
       400   Perrigo Co.                                                             7,588
       100   Protein Design Labs, Inc. (b)                                           1,913
       200   Sepracor, Inc. (b)                                                     10,580
       500   Steris Corp. (b)                                                       11,280
       400   Triad Hospitals, Inc. (b)                                              14,892
       600   Universal Health Services, Inc.                                        27,534
       500   Valeant Pharmaceuticals International                                  10,000
       600   Varian Medical Systems, Inc. (b)                                       47,610
       400   Vertex Pharmaceuticals, Inc. (b)                                        4,336
       300   VISX, Inc. (b)                                                          8,016
                                                                            --------------
                                                                                   580,971
                                                                            --------------
             INDUSTRIALS -- 15.2%
       500   AGCO Corp. (b)                                                         10,185
       100   Alaska Air Group, Inc. (b)                                              2,387
       200   Alexander & Baldwin, Inc.                                               6,690
       200   Alliant Techsystems, Inc. (b)                                          12,668
       400   Ametek, Inc.                                                           12,360
       100   Banta Corp.                                                             4,441
       300   Brink's Co.                                                            10,275
       100   C.H. Robinson Worldwide, Inc.                                           4,584
       600   Career Education Corp. (b)                                             27,336
       400   Carlisle Cos., Inc.                                                    24,900
       800   Ceridian Corp. (b)                                                     18,000
       400   Certegy, Inc.                                                          15,520
       500   ChoicePoint, Inc. (b)                                                  22,830
       600   CNF, Inc.                                                              24,936
       600   Corinthian Colleges, Inc. (b)                                          14,844
       300   CSG Systems International, Inc. (b)                                     6,210
       500   Donaldson Co., Inc.                                                    14,650
       500   DST Systems, Inc. (b)                                                  24,045
       700   Dun & Bradstreet Corp. (b)                                             37,737
       300   Dycom Industries, Inc. (b)                                              8,400
       800   Education Management Corp. (b)                                         26,288
       500   Energizer Holdings, Inc. (b)                                           22,500
       200   Expeditors International of Washington, Inc.                            9,882

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SHARES                                                                           VALUE
----------                                                                  --------------
COMMON STOCKS -- (CONTINUED)
             INDUSTRIALS -- (CONTINUED)
       200   Fastenal Co.                                                   $       11,366
       300   Flowserve Corp. (b)                                                     7,482
       300   GATX Corp.                                                              8,160
       750   Graco, Inc.                                                            23,288
       200   Granite Construction, Inc.                                              3,646
       500   Harsco Corp.                                                           23,500
       100   Herman Miller, Inc.                                                     2,894
       700   HNI Corp.                                                              29,631
       500   ITT Educational Services, Inc. (b)                                     19,010
       600   Jacobs Engineering Group, Inc. (b)                                     23,628
       600   JetBlue Airways Corp. (b)                                              17,628
       200   Kelly Services, Inc., Class A                                           5,960
       300   Kennametal, Inc.                                                       13,740
       200   Korn/Ferry International (b)                                            3,874
       400   L-3 Communications Holdings, Inc.                                      26,720
       200   Laureate Education, Inc. (b)                                            7,648
       800   Manpower, Inc.                                                         40,615
       600   MPS Group, Inc. (b)                                                     7,272
       200   Nordson Corp.                                                           8,674
       200   Overseas Shipholding Group, Inc.                                        8,826
     1,200   Pentair, Inc.                                                          40,368
       700   Precision Castparts Corp.                                              38,283
       700   Quanta Services, Inc. (b)                                               4,354
     1,400   Republic Services, Inc.                                                40,516
       300   Rollins, Inc.                                                           6,903
       100   Sequa Corp., Class A (b)                                                5,847
       300   Sotheby's Holdings, Inc., Class A (b)                                   4,788
       100   SPX Corp.                                                               4,644
       500   Swift Transportation Co., Inc. (b)                                      8,975
       100   Tecumseh Products Co., Class A                                          4,119
       500   Teleflex, Inc.                                                         25,075
       300   Trinity Industries, Inc.                                                9,537
       300   Valassis Communications, Inc. (b)                                       9,141
       600   Viad Corp.                                                             16,206
       475   Werner Enterprises, Inc.                                               10,023
       200   York International Corp.                                                8,214
                                                                            --------------
                                                                                   892,223
                                                                            --------------
             INFORMATION TECHNOLOGY -- 13.7%
     2,200   3Com Corp. (b)                                                         13,750
       750   Activision, Inc. (b)                                                   11,925
       500   Acxiom Corp.                                                           12,415
       500   Advanced Fibre Communications, Inc. (b)                                10,100
       200   Advent Software, Inc. (b)                                               3,614
     1,200   Arrow Electronics, Inc. (b)                                            32,184
       325   Ascential Software Corp. (b)                                            5,197
     5,100   Atmel Corp. (b)                                                        30,192
     1,200   Avnet, Inc. (b)                                                        27,240
       500   Avocent Corp. (b)                                                      18,370
       100   Cabot Microelectronics Corp. (b)                                        3,061
       400   Cadence Design System, Inc. (b)                                         5,852
       800   Cognizant Technology Solutions Corp., Class A (b)                      20,328
       300   CommScope, Inc. (b)                                                     6,435
       400   Credence Systems Corp. (b)                                              5,520
       400   Cree, Inc. (b)                                                          9,312
       500   Diebold, Inc.                                                          26,435
       750   Fair Isaac Corp.                                                       25,035
     1,400   Fairchild Semiconductor Corp., Class A (b)                     $       22,918
       700   Gartner, Inc., Class A (b)                                              9,254
       700   Harris Corp.                                                           35,525
       200   Imation Corp.                                                           8,522
     1,200   Integrated Device Technology, Inc. (b)                                 16,608
       700   International Rectifier Corp. (b)                                      28,994
       300   Internet Security Systems, Inc. (b)                                     4,602
       800   Intersil Corp., Class A                                                17,328
       400   Keane, Inc. (b)                                                         5,476
       500   KEMET Corp. (b)                                                         6,110
       800   Lam Research Corp. (b)                                                 21,440
       600   Lattice Semiconductor Corp. (b)                                         4,206
       300   LTX Corp. (b)                                                           3,243
       400   Macromedia, Inc. (b)                                                    9,820
       600   McDATA Corp., Class A (b)                                               3,228
       400   Mentor Graphics Corp. (b)                                               6,188
       500   Micrel, Inc. (b)                                                        6,075
     1,700   Microchip Technology, Inc.                                             53,618
       900   Network Associates, Inc. (b)                                           16,317
       200   Newport Corp. (b)                                                       3,234
       500   Plantronics, Inc. (b)                                                  21,050
       200   Plexus Corp. (b)                                                        2,700
       600   Polycom, Inc. (b)                                                      13,446
       600   Powerwave Technologies, Inc. (b)                                        4,620
     1,000   Quantum Corp. (b)                                                       3,100
       300   Retek, Inc. (b)                                                         1,842
       800   Reynolds & Reynolds Co., Class A                                       18,504
     1,100   RF Micro Devices, Inc. (b)                                              8,250
       300   RSA Security, Inc. (b)                                                  6,141
       900   SanDisk Corp. (b)                                                      19,521
       400   Semtech Corp. (b)                                                       9,416
     1,200   Storage Technology Corp. (b)                                           34,800
       600   Sybase, Inc. (b)                                                       10,800
       400   Synopsys, Inc. (b)                                                     11,372
       400   Titan Corp. (b)                                                         5,192
       200   Transaction Systems Architects, Inc., Class A (b)                       4,306
       800   TriQuint Semiconductor, Inc. (b)                                        4,368
       200   Varian, Inc. (b)                                                        8,430
     1,700   Vishay Intertechnology, Inc. (b)                                       31,586
       500   Wind River Systems, Inc. (b)                                            5,880
       300   Zebra Technologies Corp., Class A (b)                                  26,100
                                                                            --------------
                                                                                   801,095
                                                                            --------------
             MATERIALS -- 4.0%
       400   Airgas, Inc.                                                            9,564
       200   Albemarle Corp.                                                         6,330
       100   Arch Coal, Inc.                                                         3,659
       100   Bowater, Inc.                                                           4,159
       700   Cabot Corp.                                                            28,490
       600   Crompton Corp.                                                          3,780
       200   Cytec Industries, Inc.                                                  9,090
       200   Ferro Corp.                                                             5,336
       200   FMC Corp. (b)                                                           8,622
       200   Glatfelter                                                              2,816
       700   IMC Global, Inc.                                                        9,380
       300   Longview Fibre Co. (b)                                                  4,419
       600   Lubrizol Corp.                                                         21,972

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SHARES                                                                           VALUE
----------                                                                  --------------
COMMON STOCKS -- (CONTINUED)
             MATERIALS -- (CONTINUED)
       300   Lyondell Chemical Co.                                          $        5,217
       100   Martin Marietta Materials, Inc.                                         4,433
       100   Minerals Technologies, Inc.                                             5,800
       400   Olin Corp.                                                              7,048
       300   Peabody Energy Corp.                                                   16,797
       200   Potlatch Corp.                                                          8,328
       279   Rayonier, Inc.                                                         12,402
     1,300   RPM International, Inc.                                                19,760
       200   Sonoco Products Co.                                                     5,100
       600   Valspar Corp.                                                          30,264
                                                                            --------------
                                                                                   232,766
                                                                            --------------
             TELECOMMUNICATION SERVICES -- 0.3%
     1,400   Cincinnati Bell, Inc. (b)                                               6,216
       315   Price Communications Corp. (b)                                          4,649
       100   Telephone and Data Systems, Inc.                                        7,120
                                                                            --------------
                                                                                    17,985
                                                                            --------------
             UTILITIES -- 6.1%
       400   AGL Resources, Inc.                                                    11,620
       500   ALLETE, Inc.                                                           16,650
       600   Alliant Energy Corp.                                                   15,648
       500   Aqua America, Inc.                                                     10,025
     1,100   Aquila, Inc. (b)                                                        3,916
       200   Black Hills Corp.                                                       6,300
       700   DPL, Inc.                                                              13,594
       400   Duquesne Light Holdings, Inc.                                           7,724
       800   Energy East Corp.                                                      19,400
       400   Great Plains Energy, Inc.                                              11,880
       400   Hawaiian Electric Industries, Inc.                                     10,440
       200   IDACORP, Inc.                                                           5,400
       600   MDU Resources Group, Inc.                                              14,418
       500   National Fuel Gas Co.                                                  12,500
       800   Northeast Utilities                                                    15,576
       300   NSTAR                                                                  14,364
       500   OGE Energy Corp.                                                       12,735
       600   ONEOK, Inc.                                                            13,194
     1,000   Pepco Holdings, Inc.                                                   18,280
       300   PNM Resources, Inc.                                                     6,231
       500   Puget Energy, Inc.                                                     10,955
       500   Questar Corp.                                                          19,320
       600   SCANA Corp.                                                            21,822
       700   Sierra Pacific Resources (b)                                            5,397
       400   Vectren Corp.                                                          10,036
       400   Westar Energy, Inc.                                                     7,964
       300   WGL Holdings, Inc.                                                      8,616
       700   Wisconsin Energy Corp.                                                 22,827
       200   WPS Resources Corp.                                                     9,270
                                                                            --------------
                                                                                   356,102
                                                                            --------------
             Total Common Stocks                                                 5,607,469
                                                                            --------------
INVESTMENT COMPANIES -- 5.4%
    62,924   BNY Hamilton Money Fund                                        $       62,924
     2,300   S&P 400 Mid-Cap Depositary Receipt                                    255,875
                                                                            --------------
             Total Investment Companies                                            318,799
                                                                            --------------
             TOTAL (COST $5,081,360) -- 101.1%                              $    5,926,268
                                                                            ==============

----------
Percentages indicated are based on net assets of $5,863,045.
   (a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

             Unrealized appreciation                $   1,017,164
             Unrealized depreciation                     (172,256)
                                                    -------------
             Net unrealized appreciation            $     844,908
                                                    =============

   (b) Represents non-income producing security.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMSOUTH MID CAP FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 -- (UNAUDITED)

ASSETS:
   Investments, at value (cost $5,081,360)                                   $   5,926,268
   Dividends receivable                                                              3,299
   Receivable from investment advisor                                                1,174
   Receivable for investments sold                                                 140,582
                                                                             -------------
      Total Assets                                                               6,071,323
                                                                             -------------

LIABILITIES:
   Payable to custodian                                                                380
   Payable for investments purchased                                               200,089
   Accrued expenses and other payables:
      Shareholder servicing fees                                                     1,177
      Custody fees                                                                      28
      Other                                                                          6,604
                                                                             -------------
        Total Liabilities                                                          208,278
                                                                             -------------

NET ASSETS:
      Capital                                                                    6,394,206
      Accumulated net investment income/(loss)                                      (2,801)
      Accumulated net realized gains/(losses) from investment transactions      (1,373,268)
      Unrealized appreciation/depreciation from investments                        844,908
                                                                             -------------
        Net Assets                                                           $   5,863,045
                                                                             =============
      Outstanding units of beneficial interest (shares)                            700,838
                                                                             =============
      Net Asset Value                                                        $        8.37
                                                                             =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 -- (UNAUDITED)

INVESTMENT INCOME:
  Dividend income                                                   $      32,616
                                                                    -------------
    Total income                                                           32,616
                                                                    -------------

EXPENSES:
    Investment advisory fees                                               25,492
    Administration fees                                                     5,665
    Shareholder servicing fees                                              7,081
    Accounting fees                                                        10,345
    Audit fees                                                              5,980
    Custodian fees                                                            170
    Transfer agent fees                                                     5,000
    Other fees                                                              3,322
                                                                    -------------
      Total expenses before fee reductions/reimbursements                  63,055
    Expenses reduced/reimbursed by Investment Advisor                     (17,399)
    Expenses reduced by Administrator                                      (5,665)
    Expenses reduced by Transfer Agent                                     (4,575)
                                                                    -------------
    Net expenses                                                           35,416
                                                                    -------------
Net Investment Income/(Loss)                                               (2,800)
                                                                    -------------

REALIZED/UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:
  Net realized gains/(losses) from investment transactions                453,963
  Change in unrealized appreciation/depreciation from investments        (154,034)
                                                                    -------------
    Net realized/unrealized gains/(losses) from investments               299,929
                                                                    -------------
    Change in net assets resulting from operations                  $     297,129
                                                                    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SIX MONTHS
                                                                         ENDED         YEAR ENDED
                                                                       JUNE 30,       DECEMBER 31,
                                                                         2004             2003
                                                                     -------------    -------------
                                                                      (UNAUDITED)
OPERATIONS:
   Net investment income/(loss)                                      $      (2,800)   $         406
   Net realized gains/(losses) from investment transactions                453,963          (52,195)
   Change in unrealized appreciation/depreciation from investments        (154,034)       1,398,836
                                                                     -------------    -------------
   Change in net assets resulting from operations                          297,129        1,347,047
                                                                     -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                                   --           (1,099)
                                                                     -------------    -------------
   Change in net assets from shareholder distributions                          --           (1,099)
                                                                     -------------    -------------

CAPITAL TRANSACTIONS:
   Proceeds from shares issued                                             145,604          409,901
   Dividends reinvested                                                         --            1,099
   Cost of shares redeemed                                                 (53,179)         (72,047)
                                                                     -------------    -------------
   Change in net assets from capital share transactions                     92,425          338,953
                                                                     -------------    -------------
   Change in net assets                                                    389,554        1,684,901

NET ASSETS:
   Beginning of period                                                   5,473,491        3,788,590
                                                                     -------------    -------------
   End of period                                                     $   5,863,045    $   5,473,491
                                                                     =============    =============

SHARE TRANSACTIONS:
   Issued                                                                   17,839           59,919
   Reinvested                                                                   --              193
   Redeemed                                                                 (6,516)         (10,740)
                                                                     -------------    -------------
   Change in shares                                                         11,323           49,372
                                                                     =============    =============
   Accumulated Net Investment Income                                 $      (2,801)   $          (1)
                                                                     =============    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH MID CAP FUND
FINANCIAL HIGHLIGHTS
     Selected data for a share outstanding throughout the period indicated.

                                            SIX MONTHS
                                              ENDED             YEAR ENDED      YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                             JUNE 30,          DECEMBER 31,    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2004                2003            2002             2001           2000 (a)
                                           ------------        ------------    ------------     ------------     ------------
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD       $       7.94        $       5.92    $       7.59     $      10.00     $      10.00

OPERATIONS:
Net investment income/(loss)                         --               --(d)           (0.04)           (0.09)              --
Net realized/unrealized gains/(losses)
  from investments                                 0.43                2.02           (1.63)           (2.32)              --
                                           ------------        ------------    ------------     ------------     ------------
Total from operations                              0.43                2.02           (1.67)           (2.41)              --
                                           ------------        ------------    ------------     ------------     ------------

DISTRIBUTIONS:
From net investment income                           --               --(d)              --               --               --
                                           ------------        ------------    ------------     ------------     ------------
Total Distributions                                  --               --(d)              --               --               --
                                           ------------        ------------    ------------     ------------     ------------
Net Asset Value, End of Period             $       8.37        $       7.94    $       5.92     $       7.59     $      10.00
                                           ============        ============    ============     ============     ============
Total Return                                       5.42%(b)           34.16%         (22.00%)         (24.10%)           0.00%(b)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)          $      5,863        $      5,473    $      3,789     $      4,312     $      4,999
Ratio of expenses to average net assets            1.25%(c)            1.25%           1.25%            1.24%            1.25%(c)
Ratio of net investment income/(loss) to
  average net assets                              (0.10%)(c)           0.01%          (0.63%)          (1.11%)          (1.25%)(c)
Ratio of expenses to average net assets*           2.22%(c)            2.40%           2.39%            2.40%           15.16%(c)
Portfolio turnover                                43.59%              67.75%         186.20%          101.57%            0.00%

----------
(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.
(b)  Not annualized.
(c)  Annualized.
(d)  Less than one cent per share.
  * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH VARIABLE INSURANCE FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION:

   The Variable Insurance Funds (the "Trust") was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust.

   The Trust is authorized to issue an unlimited number of shares without par value. As of the date of this report, the Trust offered multiple separate series, each with its own investment objective. The accompanying financial statements are for the AmSouth Enhanced Market Fund ("Enhanced Fund"), the AmSouth International Equity Fund ("International Fund"), the AmSouth Large Cap Fund ("Large Cap Fund") and the AmSouth Mid Cap Fund ("Mid Cap Fund") (collectively, "the Funds" and individually "a Fund"). Shares of the Funds are offered to a separate account of New York Life Insurance and Annuity Company ("New York Life"), as well as other eligible purchasers. The other funds of the Trust are presented elsewhere.

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Funds expect the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

   SECURITIES VALUATION--Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADR's"), are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq Official Closing Price ("NOCP"), if applicable. Investments for which market quotations are not readily available are valued at fair value using guidelines adopted by the Board of Trustees.

   Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days of less), including municpal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates current value. Investments in investment companies are valued at their respective net asset values as reported by such companies.

   SECURITIES TRANSACTIONS AND RELATED INCOME--Changes in holdings of portfolio securities shall be reflected no later than in the calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

   FOREIGN CURRENCY TRANSLATION--The market value of investment securities, other assets and liabilities of the International Fund denominated in foreign currency are translated into U.S dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S dollars at the exchange rate on the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

   Reported net realized foreign exchange gains or losses arise from sales and maturities of Fund securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the differences between the amounts of assets and liabilities recorded and the U.S dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of the assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

   RISK ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES--Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

   Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investment in issuers or industries deemed sensitive to the relevant nation's interests. These factors may limit the investment opportunities available to the International Equity Fund or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

   FORWARD CURRENCY CONTRACTS--The International Fund may enter into a forward currency contract ("forward") which is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked- to- market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

   Forwards may involve market or credit risk in excess of the amounts reflected on the Fund's statement of assets and liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in the net realized gains/losses from investment and foreign currency transactions. Fluctuations in the value of forwards held are recorded for financial reporting purposes as unrealized gains and losses by the Fund. There were no forwards open at June 30, 2004.

   DIVIDENDS TO SHAREHOLDERS--Dividends from net investment income, if any, are declared and paid monthly for the Enhanced Fund, the Large Cap Fund, and the Mid Cap Fund, and annually the International Fund. Distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of deferrals of certain losses. These "book/tax" differences are considered to be either temporary or permanent in nature. To the extent these differences are permanent in nature (i.e reclass of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent these differences exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

   FEDERAL INCOME TAXES--It is the intention of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code ("the Code"), and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

   OTHER--Expenses that are directly related to a Fund are charged directly to that Fund, while general Trust expenses are allocated between the Funds based on their relative net assets or another appropriate method.

3. PURCHASES AND SALES OF SECURITIES:

   Purchases and sales of portfolio securities (excluding short-term securities) for the period ended June 30, 2004, were as follows:

                                                PURCHASES             SALES
                                              -------------      ---------------
   Enhanced Market Fund                       $   5,072,443        $   4,749,070
   International Fund                               692,764              490,510
   Large Cap Fund                                   632,197              317,672
   Mid Cap Fund                                   2,556,673            2,419,893

4. RELATED PARTY TRANSACTIONS:

   AmSouth Asset Management, Inc. ("AAMI"), a wholly-owned subsidiary of AmSouth Bank, serves as investment advisor for the Funds. Under the terms of the investment advisory agreement, AAMI is entitled to receive fees based on a percentage of the average daily net assets of the Funds as follows:

   FUNDS                                                          ADVISORY FEES
   -----                                                          --------------
   Enhanced Market Fund                                               0.45%
   International Equity Fund                                          1.00%
   Large Cap Fund                                                     0.70%
   Mid Cap Fund                                                       0.90%

   AAMI has voluntary agreed to reduce and/ or reimburse its fees for the Funds to the extent necessary to maintain expense ratios:

   FUNDS                                                          EXPENSE RATIOS
   -----                                                          --------------
   Enhanced Market Fund                                               1.25%
   International Equity Fund                                          1.50%
   Large Cap Fund                                                     1.25%
   Mid Cap Fund                                                       1.25%

   AmSouth Bank serves as custodian for the Enhanced Fund, Large Cap Fund, and Mid Cap Fund. The Bank of New York serves as custodian for the International Fund. Pursuant to their respective Custodian Agreements with the Trust, AmSouth Bank and The Bank of New York receive compensation from the respective Funds for such services in an amount equal to an asset-based fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses.

   BISYS Fund Services Ohio, Inc. ("BISYS Ohio") with which certain officers and trustees of the Trust are affiliated, serves the Trust as Administrator. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the terms of the Management and Administration Agreement between BISYS Ohio and the Trust, BISYS Ohio's fees are computed based on an annual percentage of 0.20% of each Fund's average daily net assets. BISYS Fund Services Limited Partnership ("BISYS") serves, without compensation, as Distributor of the Funds. BISYS Ohio also serves the Funds as Transfer Agent and Fund Accountant. BISYS, an Ohio limited partnership, and BISYS Ohio are subsidiaries of The BISYS Group, Inc.

   Shares of the Trust are subject to a Variable Contract Owner Servicing Plan (the "Servicing Plan") permitting payment of compensation to financial institutions that agree to provide certain administrative support services for their customers or account holders. The Funds have entered into a specific arrangement with New York Life Insurance and Annuity Corporation ("New York Life") for the provision of such services and reimburses New York Life for its cost of providing these services, subject to a maximum annual rate equal to 0.25% of the average daily net assets of the Funds.

5. PROXY VOTING:

   A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 800-862-6668; and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     NOT APPLICABLE.

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (b) OF THIS ITEM 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

             (2) If the registrant provides the disclosure required by paragraph
             (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

             (3) If the registrant provides the disclosure required by paragraph
             (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

              (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6.   SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS: (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

         (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

         (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

CERTIFICATIONS PURSUANT TO RULE 30A-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Variable Insurance Funds
            ------------------------------------------------------------------

By (Signature and Title)*  /s/ Adam S. Ness        Adam S. Ness, Treasurer
                         -----------------------------------------------------

Date   September 3, 2004
     -------------------------------

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Walter B. Grimm     Walter B. Grimm, President
                         -----------------------------------------------------

Date   September 3, 2004
     -------------------------------

By (Signature and Title)*  /s/ Adam S. Ness        Adam S. Ness, Treasurer
                         -----------------------------------------------------

Date   September 3, 2004
     -------------------------------


* Print the name and title of each signing officer under his or her signature.